UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2011

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Defined Maturity Funds

Fidelity Advisor® Municipal Income 2015 Fund - Class A

Fidelity Advisor Municipal Income 2017 Fund - Class A

Fidelity Advisor Municipal Income 2019 Fund - Class A

Fidelity Advisor Municipal Income 2021 Fund - Class A

Semiannual Report

December 31, 2011

Each Advisor fund
listed above is a
class of the Fidelity®
Defined Maturity Funds

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Municipal Income 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Municipal Income 2017 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Municipal Income 2019 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Municipal Income 2021 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Chairman's photo appears here)

Dear Shareholder:

The investment environment in 2011 was characterized by a number of headline events, most notably the early-August decision by Standard & Poor's to lower the long-term sovereign credit rating of the United States. The historic downgrade followed a stalemate in which Congress struggled to address the debt ceiling, heightening investor anxiety and within a matter of days wiping out a solid first-half advance that was largely driven by encouraging corporate earnings and economic activity. At the same time, investors were becoming increasingly concerned about the sovereign debt crisis in Europe and its potential to derail the U.S. economy, as well as persistently high unemployment. The combination of these factors set off a wave of unusually high volatility that lasted until late in the year, with wide weekly, and even daily, swings fueled largely by the latest developments coming out of the eurozone.

Against this backdrop, equities struggled to gain any significant momentum in the second half, and finished 2011 with only a modest gain, due in part to a strong October. High-grade bonds, meanwhile, benefited from periodic flights to quality and turned in a solid performance, paced by municipal issues and Treasuries.

Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles. One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(Chairman's signature appears here)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Fidelity Municipal Income 2015 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,016.00	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 3.30
Municipal Income 2015	.40%
Actual		$ 1,000.00	$ 1,017.30	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,017.30	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,043.90	$ 3.34
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 3.30
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 1,045.20	$ 2.06
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,045.20	$ 2.06
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,074.80	$ 3.39
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 3.30
	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 1,076.10	$ 2.09
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,076.10	$ 2.09
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,092.00	$ 3.42
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 3.30
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 1,093.30	$ 2.10
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,093.30	$ 2.10
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

Semiannual Report

Fidelity Municipal Income 2015 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	13.1	18.6
Florida	11.5	12.7
New York	6.8	4.8
Arizona	6.8	6.2
California	6.8	8.3
Top Five Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.5	46.1
Water & Sewer	13.8	17.0
Special Tax	11.8	1.9
Health Care	11.7	3.5
Electric Utilities	11.1	12.2
Weighted Average Maturity as of December 31, 2011
		6 months ago
Years	3.5	4.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2011
6 months ago
Years	3.1	3.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
AAA 12.6%	AAA 23.6%
AA,A 69.4%	AA,A 74.0%
BBB 12.7%	BBB 0.7%
Short-Term Investments and Net Other Assets 5.3%	Short-Term Investments and Net Other Assets 1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.7%
	Principal Amount	Value
Arizona - 6.8%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 105,944
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15 (FSA Insured)	385,000	429,941
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	989,990
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	250,000	280,540
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	379,915
		2,186,330
California - 6.8%
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	852,053
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,098,720
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	222,336
		2,173,109
Florida - 11.5%
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	140,004
Series 2010 A1, 5% 6/1/15	150,000	162,422
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	500,000	564,000
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2005 A, 5% 6/1/15 (FGIC Insured)	360,000	409,522
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	532,820
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	801,210
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (b)	1,000,000	1,091,660
		3,701,638
Georgia - 0.7%
Muni. Elec. Auth. of Georgia Series A, 4% 1/1/15	200,000	215,414
Hawaii - 5.2%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (b)	500,000	540,560
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,138,280
		1,678,840
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 2.5%
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	$ 200,000	$ 213,772
Illinois Gen. Oblig. Series 2010, 5% 1/1/15	275,000	300,748
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	250,000	281,418
		795,938
Indiana - 4.2%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,122,160
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	228,102
		1,350,262
Massachusetts - 5.6%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	683,556
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	500,000	540,125
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	500,000	573,550
		1,797,231
Michigan - 2.5%
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	818,040
Nevada - 2.9%
Clark County Fuel Tax Series 2008, 5% 6/1/15	150,000	167,100
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	767,914
		935,014
New Jersey - 4.6%
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	600,000	656,052
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	554,945
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	100,000	114,891
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	166,199
		1,492,087
New York - 6.8%
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	800,087
New York City Gen. Oblig. Series 2011 A, 3% 8/1/15	100,000	106,637
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	106,533
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	$ 500,000	$ 559,650
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	621,443
		2,194,350
North Carolina - 3.9%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	111,280
Wake County Gen. Oblig. Series 2009 C, 5% 3/1/15	1,000,000	1,138,340
		1,249,620
Ohio - 3.2%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (a)	1,000,000	1,026,060
Oklahoma - 1.8%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	568,385
Pennsylvania - 3.5%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	279,295
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	833,918
		1,113,213
Puerto Rico - 4.4%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2006 B, 5% 7/1/15	1,315,000	1,415,056
Texas - 13.1%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	572,865
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	113,011
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	644,983
Series A, 5% 7/1/15	125,000	140,134
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	488,522
Series 2010, 5% 5/15/15	500,000	562,400
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	$ 500,000	$ 553,510
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,141,910
		4,217,335
Washington - 3.0%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/15	350,000	384,594
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15	500,000	565,140
		949,734
Wisconsin - 1.7%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	500,000	531,320
TOTAL INVESTMENT PORTFOLIO - 94.7% (Cost $30,131,002)	30,408,976
NET OTHER ASSETS (LIABILITIES) - 5.3%	1,686,004
NET ASSETS - 100%	$ 32,094,980
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information - continued
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.5%
Water & Sewer	13.8%
Special Tax	11.8%
Health Care	11.7%
Electric Utilities	11.1%
Others (Individually Less Than 5%)	12.8%
Net Other Assets	5.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $30,131,002)		$ 30,408,976
Cash		1,234,031
Receivable for fund shares sold		70,000
Interest receivable		398,049
Other receivables		81
Total assets		32,111,137

Liabilities
Distributions payable	$ 2,832
Accrued management fee	7,593
Transfer agent fee payable	4,874
Distribution and service plan fees payable	858
Total liabilities		16,157

Net Assets		$ 32,094,980
Net Assets consist of:
Paid in capital		$ 31,817,059
Distributions in excess of net investment income		(1)
Accumulated undistributed net realized gain (loss) on investments		(52)
Net unrealized appreciation (depreciation) on investments		277,974
Net Assets		$ 32,094,980

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,164,793 ÷ 410,416 shares)	$ 10.15

Maximum offering price per share (100/97.25 of $10.15)	$ 10.44
Municipal Income 2015: Net Asset Value, offering price and redemption price per share ($24,707,884 ÷ 2,434,835 shares)	$ 10.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,222,303 ÷ 317,535 shares)	$ 10.15

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2011 (Unaudited)

Investment Income
Interest		$ 199,399

Expenses
Management fee	$ 36,071
Transfer agent fees	12,006
Distribution and service plan fees	4,719
Independent trustees' compensation	38
Total expenses before reductions	52,834
Expense reductions	(230)	52,604
Net investment income (loss)		146,795
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2)
Change in net unrealized appreciation (depreciation) on investment securities		234,230
Net gain (loss)		234,228
Net increase (decrease) in net assets resulting from operations		$ 381,023

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2011 (Unaudited)	For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 146,795	$ 8,704
Net realized gain (loss)	(2)	(50)
Change in net unrealized appreciation (depreciation)	234,230	43,744
Net increase (decrease) in net assets resulting from operations	381,023	52,398
Distributions to shareholders from net investment income	(146,795)	(8,705)
Share transactions - net increase (decrease)	15,807,161	16,009,898
Total increase (decrease) in net assets	16,041,389	16,053,591

Net Assets
Beginning of period	16,053,591	-
End of period (including distributions in excess of net investment income of $1 and distributions in excess of net investment income of $1, respectively)	$ 32,094,980	$ 16,053,591

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.051	.005
Net realized and unrealized gain (loss)	.110	.039
Total from investment operations	.161	.044
Distributions from net investment income	(.051)	(.004)
Net asset value, end of period	$ 10.15	$ 10.04
Total Return B, C, D	1.60%	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65% A
Expenses net of fee waivers, if any	.65% A	.65% A
Expenses net of all reductions	.65% A	.63% A
Net investment income (loss)	1.01% A	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,165	$ 3,027
Portfolio turnover rate	0% A	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2015

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.063	.007
Net realized and unrealized gain (loss)	.110	.040
Total from investment operations	.173	.047
Distributions from net investment income	(.063)	(.007)
Net asset value, end of period	$ 10.15	$ 10.04
Total Return B, C	1.73%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40% A
Expenses net of fee waivers, if any	.40% A	.40% A
Expenses net of all reductions	.40% A	.39% A
Net investment income (loss)	1.26% A	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,708	$ 10,456
Portfolio turnover rate	0% A	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.064	.007
Net realized and unrealized gain (loss)	.109	.040
Total from investment operations	.173	.047
Distributions from net investment income	(.063)	(.007)
Net asset value, end of period	$ 10.15	$ 10.04
Total Return B, C	1.73%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40% A
Expenses net of fee waivers, if any	.40% A	.40% A
Expenses net of all reductions	.40% A	.39% A
Net investment income (loss)	1.26% A	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,222	$ 2,572
Portfolio turnover rate	0% A	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	16.4	22.7
California	14.8	12.5
Texas	9.7	11.8
Massachusetts	9.5	9.9
Arizona	8.7	11.2
Top Five Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.7	37.1
Electric Utilities	17.0	24.0
Health Care	13.2	14.8
Education	10.5	2.4
Water & Sewer	9.4	4.9
Weighted Average Maturity as of December 31, 2011
		6 months ago
Years	5.5	6.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2011
6 months ago
Years	4.7	5.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
AAA 6.4%	AAA 10.8%
AA,A 85.0%	AA,A 86.4%
BBB 4.6%	BBB 0.0%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount	Value
Arizona - 8.7%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	$ 500,000	$ 597,700
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/17	900,000	1,072,827
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	293,680
		1,964,207
California - 14.8%
California Gen. Oblig. 5% 3/1/17	215,000	250,684
California Pub. Works Board Lease Rev. Series B, 5% 6/1/17 (FGIC Insured)	600,000	711,378
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	500,000	565,910
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	290,923
Newport Beach Rev. Series 2009 A, 5% 12/1/17	500,000	576,825
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	583,175
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	347,745
		3,326,640
Florida - 16.4%
Citizens Property Ins. Corp. Series 2010 A1, 5.25% 6/1/17	725,000	809,658
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	500,000	592,745
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,195,390
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (a)	500,000	562,155
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	250,000	300,375
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	221,945
		3,682,268
Georgia - 4.6%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	200,000	231,440
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	295,205
Muni. Elec. Auth. of Georgia Series A, 5.25% 1/1/17	440,000	514,870
		1,041,515
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 4.6%
Chicago Park District Gen. Oblig. Series 2011 C, 5% 1/1/17	$ 345,000	$ 405,375
Illinois Fin. Auth. Rev. Series 2009 B, 5% 7/1/17	200,000	235,942
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	281,973
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	100,000	118,404
		1,041,694
Massachusetts - 9.5%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	934,422
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,209,617
		2,144,039
Michigan - 1.2%
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	225,000	268,765
New Jersey - 5.7%
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	360,594
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	323,742
Series 2011 B, 5% 6/15/17	500,000	584,035
		1,268,371
New York - 5.6%
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	455,000	544,121
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	119,357
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	500,000	584,865
		1,248,343
North Carolina - 2.0%
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17	395,000	437,139
Ohio - 4.1%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	105,911
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	145,264
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	660,411
		911,586
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - 1.5%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	$ 300,000	$ 346,221
South Carolina - 0.7%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	125,000	147,470
Texas - 9.7%
Denton Independent School District Series 2011, 5% 8/15/17	500,000	604,910
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	416,282
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	566,205
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	601,215
		2,188,612
Utah - 1.8%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	405,078
Washington - 2.6%
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	283,408
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	250,000	292,833
		576,241
Wisconsin - 2.5%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	569,685
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $20,931,973)	21,567,874
NET OTHER ASSETS (LIABILITIES) - 4.0%	906,968
NET ASSETS - 100%	$ 22,474,842
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	32.7%
Electric Utilities	17.0%
Health Care	13.2%
Education	10.5%
Water & Sewer	9.4%
Special Tax	7.4%
Others* (Individually Less Than 5%)	9.8%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $20,931,973)		$ 21,567,874
Cash		579,617
Receivable for fund shares sold		70,000
Interest receivable		272,840
Other receivables		61
Total assets		22,490,392

Liabilities
Payable for fund shares redeemed	$ 3,469
Distributions payable	2,271
Accrued management fee	5,438
Transfer agent fee payable	3,641
Distribution and service plan fees payable	731
Total liabilities		15,550

Net Assets		$ 22,474,842
Net Assets consist of:
Paid in capital		$ 21,838,942
Accumulated undistributed net realized gain (loss) on investments		(1)
Net unrealized appreciation (depreciation) on investments		635,901
Net Assets		$ 22,474,842

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,536,193 ÷ 341,593 shares)	$ 10.35

Maximum offering price per share (100/97.25 of $10.35)	$ 10.64
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($15,787,233 ÷ 1,525,119 shares)	$ 10.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,151,416 ÷ 304,437 shares)	$ 10.35

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Operations

Six months ended December 31, 2011 (Unaudited)

Investment Income
Interest		$ 195,060

Expenses
Management fee	$ 27,096
Transfer agent fees	9,027
Distribution and service plan fees	3,747
Independent trustees' compensation	29
Total expenses before reductions	39,899
Expense reductions	(176)	39,723
Net investment income (loss)		155,337
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1)
Change in net unrealized appreciation (depreciation) on investment securities		651,069
Net gain (loss)		651,068
Net increase (decrease) in net assets resulting from operations		$ 806,405

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2011 (Unaudited)	For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 155,337	$ 15,569
Net realized gain (loss)	(1)	-
Change in net unrealized appreciation (depreciation)	651,069	(15,168)
Net increase (decrease) in net assets resulting from operations	806,405	401
Distributions to shareholders from net investment income	(155,336)	(15,570)
Share transactions - net increase (decrease)	9,903,945	11,934,942
Redemption fees	55	-
Total increase (decrease) in net assets	10,555,069	11,919,773

Net Assets
Beginning of period	11,919,773	-
End of period (including undistributed net investment income of $0 and distributions in excess of net investment income of $1, respectively)	$ 22,474,842	$ 11,919,773

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.077	.012
Net realized and unrealized gain (loss)	.360	(.011)
Total from investment operations	.437	.001
Distributions from net investment income	(.077)	(.011)
Redemption fees added to paid in capital E	- H	-
Net asset value, end of period	$ 10.35	$ 9.99
Total Return B, C, D	4.39%	.01%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65% A
Expenses net of fee waivers, if any	.65% A	.65% A
Expenses net of all reductions	.65% A	.63% A
Net investment income (loss)	1.51% A	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,536	$ 2,618
Portfolio turnover rate	0% A	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2017

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.089	.014
Net realized and unrealized gain (loss)	.361	(.010)
Total from investment operations	.450	.004
Distributions from net investment income	(.090)	(.014)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.35	$ 9.99
Total Return B, C	4.52%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40% A
Expenses net of fee waivers, if any	.40% A	.40% A
Expenses net of all reductions	.40% A	.39% A
Net investment income (loss)	1.75% A	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,787	$ 6,801
Portfolio turnover rate	0% A	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.090	.015
Net realized and unrealized gain (loss)	.360	(.011)
Total from investment operations	.450	.004
Distributions from net investment income	(.090)	(.014)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.35	$ 9.99
Total Return B, C	4.52%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40% A
Expenses net of fee waivers, if any	.40% A	.40% A
Expenses net of all reductions	.40% A	.39% A
Net investment income (loss)	1.75% A	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,151	$ 2,500
Portfolio turnover rate	0% A	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	13.0	4.9
Arizona	8.6	4.3
California	8.3	9.2
New Jersey	7.0	6.2
Illinois	6.6	9.0
Top Five Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Special Tax	28.3	22.4
General Obligations	26.8	44.0
Health Care	12.4	2.9
Education	7.9	5.9
Transportation	6.0	8.2
Weighted Average Maturity as of December 31, 2011
		6 months ago
Years	7.4	7.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2011
6 months ago
Years	6.1	6.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
AAA 16.9%	AAA 30.5%
AA,A 72.7%	AA,A 62.2%
BBB 4.8%	BBB 3.5%
Short-Term Investments and Net Other Assets 5.6%	Short-Term Investments and Net Other Assets 3.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.4%
	Principal Amount	Value
Arizona - 8.6%
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	$ 645,000	$ 724,967
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	741,528
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	541,155
		2,007,650
California - 8.3%
California Econ. Recovery Series A, 4.6% 7/1/19	300,000	359,070
California Gen. Oblig. 5.5% 4/1/19	500,000	612,090
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (MBIA Insured)	500,000	570,555
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	395,384
		1,937,099
Florida - 13.0%
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	250,000	277,368
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	605,390
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	962,448
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	564,895
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	614,280
		3,024,381
Georgia - 1.0%
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	240,608
Illinois - 6.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,154,540
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	375,284
		1,529,824
Indiana - 1.3%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	309,765
Municipal Bonds - continued
	Principal Amount	Value
Iowa - 4.2%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	$ 870,000	$ 969,537
Maryland - 3.2%
Maryland Gen. Oblig. Series C, 5% 3/1/19	585,000	736,070
Massachusetts - 5.3%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,248,818
Minnesota - 5.3%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	749,397
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	410,000	491,926
		1,241,323
New Jersey - 7.0%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	715,419
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	565,550
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	360,063
		1,641,032
New Mexico - 3.2%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	746,310
New York - 6.3%
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	1,000,000	1,235,980
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	200,000	239,102
		1,475,082
Ohio - 3.5%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	700,000	815,388
Pennsylvania - 5.4%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	115,330
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 165,000	$ 209,728
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	942,120
		1,267,178
Texas - 6.4%
Del Valle Independent School District Series 2010, 5% 2/1/19	250,000	309,448
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	570,585
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	615,165
		1,495,198
Washington - 0.5%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	127,763
Wisconsin - 5.3%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	1,000,000	1,227,920
TOTAL INVESTMENT PORTFOLIO - 94.4% (Cost $20,870,728)	22,040,946
NET OTHER ASSETS (LIABILITIES) - 5.6%	1,298,403
NET ASSETS - 100%	$ 23,339,349
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Special Tax	28.3%
General Obligations	26.8%
Health Care	12.4%
Education	7.9%
Transportation	6.0%
Electric Utilities	5.3%
Water & Sewer	5.3%
Others (Individually Less Than 5%)	2.4%
Net Other Assets	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $20,870,728)		$ 22,040,946
Cash		918,266
Receivable for fund shares sold		90,538
Interest receivable		302,195
Other receivables		41
Total assets		23,351,986

Liabilities
Distributions payable	$ 1,791
Accrued management fee	5,670
Transfer agent fee payable	3,818
Distribution and service plan fees payable	1,358
Total liabilities		12,637

Net Assets		$ 23,339,349
Net Assets consist of:
Paid in capital		$ 22,172,334
Undistributed net investment income		1
Accumulated undistributed net realized gain (loss) on investments		(3,204)
Net unrealized appreciation (depreciation) on investments		1,170,218
Net Assets		$ 23,339,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,612,973 ÷ 625,254 shares)	$ 10.58

Maximum offering price per share (100/97.25 of $10.58)	$ 10.88
Municipal Income 2019: Net Asset Value, offering price and redemption price per share ($11,099,859 ÷ 1,049,490 shares)	$ 10.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,626,517 ÷ 531,983 shares)	$ 10.58

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2011 (Unaudited)

Investment Income
Interest		$ 276,537

Expenses
Management fee	$ 29,721
Transfer agent fees	9,904
Distribution and service plan fees	7,140
Independent trustees' compensation	34
Total expenses before reductions	46,799
Expense reductions	(133)	46,666
Net investment income (loss)		229,871
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(3,113)
Change in net unrealized appreciation (depreciation) on investment securities		1,250,718
Net gain (loss)		1,247,605
Net increase (decrease) in net assets resulting from operations		$ 1,477,476

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2011 (Unaudited)	For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 229,871	$ 29,107
Net realized gain (loss)	(3,113)	1,215
Change in net unrealized appreciation (depreciation)	1,250,718	(80,500)
Net increase (decrease) in net assets resulting from operations	1,477,476	(50,178)
Distributions to shareholders from net investment income	(229,872)	(29,105)
Distributions to shareholders from net realized gain	(1,306)	-
Total distributions	(231,178)	(29,105)
Share transactions - net increase (decrease)	5,984,279	16,188,006
Redemption fees	49	-
Total increase (decrease) in net assets	7,230,626	16,108,723

Net Assets
Beginning of period	16,108,723	-
End of period (including undistributed net investment income of $1 and undistributed net investment income of $2, respectively)	$ 23,339,349	$ 16,108,723

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.110	.017
Net realized and unrealized gain (loss)	.630	(.051)
Total from investment operations	.740	(.034)
Distributions from net investment income	(.110)	(.016)
Distributions from net realized gain	(.001)	-
Total distributions	(.110) I	(.016)
Redemption fees added to paid in capital E	- H	-
Net asset value, end of period	$ 10.58	$ 9.95
Total Return B, C, D	7.48%	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65% A
Expenses net of fee waivers, if any	.65% A	.65% A
Expenses net of all reductions	.65% A	.64% A
Net investment income (loss)	2.13% A	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,613	$ 5,092
Portfolio turnover rate	12% A	5% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Total distributions of $.110 per share is comprised of distributions from net investment income of $.1097 and distributions from net realized gain of $.0006 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2019

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.122	.019
Net realized and unrealized gain (loss)	.631	(.050)
Total from investment operations	.753	(.031)
Distributions from net investment income	(.123)	(.019)
Distributions from net realized gain	(.001)	-
Total distributions	(.123) H	(.019)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.58	$ 9.95
Total Return B, C	7.61%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40% A
Expenses net of fee waivers, if any	.40% A	.40% A
Expenses net of all reductions	.40% A	.39% A
Net investment income (loss)	2.38% A	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,100	$ 5,967
Portfolio turnover rate	12% A	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.123 per share is comprised of distributions from net investment income of $.1226 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.122	.019
Net realized and unrealized gain (loss)	.631	(.050)
Total from investment operations	.753	(.031)
Distributions from net investment income	(.123)	(.019)
Distributions from net realized gain	(.001)	-
Total distributions	(.123) H	(.019)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.58	$ 9.95
Total Return B, C	7.61%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40% A
Expenses net of fee waivers, if any	.40% A	.40% A
Expenses net of all reductions	.40% A	.39% A
Net investment income (loss)	2.38% A	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,627	$ 5,050
Portfolio turnover rate	12% A	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.123 per share is comprised of distributions from net investment income of $.1226 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
New Jersey	13.6	8.8
Texas	12.6	8.5
California	9.9	8.1
Florida	8.0	0.0
Minnesota	7.3	14.6
Top Five Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	41.9	54.7
Health Care	16.4	13.2
Special Tax	13.0	2.1
Education	10.4	15.8
Electric Utilities	8.1	7.5
Weighted Average Maturity as of December 31, 2011
		6 months ago
Years	9.4	9.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2011
6 months ago
Years	7.8	8.0

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
AAA 10.2%	AAA 23.7%
AA,A 84.8%	AA,A 68.6%
BBB 2.0%	BBB 0.0%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 7.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Arizona - 6.3%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 701,171
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	361,881
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	601,570
		1,664,622
California - 9.9%
California Gen. Oblig. 5% 3/1/21	600,000	705,672
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	301,333
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	500,000	603,350
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	122,844
Series 2011 C, 5% 5/1/21 (b)	500,000	571,595
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	292,463
		2,597,257
Florida - 8.0%
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	304,535
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	912,465
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/21	750,000	901,200
		2,118,200
Georgia - 5.5%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	307,725
Georgia Gen. Oblig. Series 2009 I, 5% 7/1/21	500,000	639,490
Muni. Elec. Auth. of Georgia Series 2011 A, 5% 1/1/21	420,000	503,685
		1,450,900
Illinois - 2.2%
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	500,000	577,410
Indiana - 2.3%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	241,280
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	376,548
		617,828
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 5.2%
Massachusetts Gen. Oblig.:
Series A, 5.25% 8/1/21	$ 240,000	$ 307,882
Series B, 5.25% 9/1/21	450,000	578,282
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	483,428
		1,369,592
Michigan - 3.2%
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	256,774
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	580,630
		837,404
Minnesota - 7.3%
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	500,000	574,180
Saint Paul Independent School District #625 Series 2011 A, 4% 2/1/21	1,170,000	1,361,140
		1,935,320
Nevada - 1.1%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	298,850
New Jersey - 13.6%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	750,000	905,115
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/21	540,000	642,357
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,135,780
New Jersey Trans. Trust Fund Auth. Series 2011 B, 5% 6/15/21	750,000	886,088
		3,569,340
New York - 2.4%
New York City Transitional Fin. Auth. Rev. Series 2003 A1, 5% 11/1/21	500,000	626,060
North Carolina - 0.9%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	231,770
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - 3.8%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	$ 380,000	$ 399,030
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	591,755
		990,785
South Carolina - 3.3%
Horry County School District Series 2011, 5% 3/1/21	700,000	881,552
Texas - 12.6%
Beaumont Independent School District Series 2011, 4% 2/15/21	465,000	544,636
Frisco Gen. Oblig. Series 2011, 4% 2/15/21	445,000	511,590
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	293,505
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	571,830
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (b)	200,000	240,252
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	522,275
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	500,000	632,555
		3,316,643
Washington - 4.7%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	787,037
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	154,260
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	299,180
		1,240,477
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 4.7%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	$ 1,000,000	$ 1,243,430
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $24,049,259)	25,567,440
NET OTHER ASSETS (LIABILITIES) - 3.0%	781,063
NET ASSETS - 100%	$ 26,348,503
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	41.9%
Health Care	16.4%
Special Tax	13.0%
Education	10.4%
Electric Utilities	8.1%
Others* (Individually Less Than 5%)	10.2%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $24,049,259)		$ 25,567,440
Cash		343,618
Receivable for fund shares sold		147,400
Interest receivable		310,032
Other receivables		37
Total assets		26,368,527

Liabilities
Payable for fund shares redeemed	$ 408
Distributions payable	7,643
Accrued management fee	6,327
Transfer agent fee payable	4,338
Distribution and service plan fees payable	1,308
Total liabilities		20,024

Net Assets		$ 26,348,503
Net Assets consist of:
Paid in capital		$ 24,832,266
Undistributed net investment income		1
Accumulated undistributed net realized gain (loss) on investments		(1,945)
Net unrealized appreciation (depreciation) on investments		1,518,181
Net Assets		$ 26,348,503

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,398,724 ÷ 597,074 shares)	$ 10.72

Maximum offering price per share (100/97.25 of $10.72)	$ 11.02
Municipal Income 2021: Net Asset Value, offering price and redemption price per share ($13,746,517 ÷ 1,282,711 shares)	$ 10.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,203,262 ÷ 578,833 shares)	$ 10.72

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Financial Statements - continued

Statement of Operations

Six months ended December 31, 2011 (Unaudited)

Investment Income
Interest		$ 323,137

Expenses
Management fee	$ 31,660
Transfer agent fees	10,551
Distribution and service plan fees	7,145
Independent trustees' compensation	35
Total expenses before reductions	49,391
Expense reductions	(144)	49,247
Net investment income (loss)		273,890
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		57,870
Change in net unrealized appreciation (depreciation) on investment securities		1,592,243
Net gain (loss)		1,650,113
Net increase (decrease) in net assets resulting from operations		$ 1,924,003

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2011 (Unaudited)	For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 273,890	$ 28,909
Net realized gain (loss)	57,870	2,234
Change in net unrealized appreciation (depreciation)	1,592,243	(74,062)
Net increase (decrease) in net assets resulting from operations	1,924,003	(42,919)
Distributions to shareholders from net investment income	(273,879)	(28,919)
Distributions to shareholders from net realized gain	(62,049)	-
Total distributions	(335,928)	(28,919)
Share transactions - net increase (decrease)	8,663,650	16,168,306
Redemption fees	310	-
Total increase (decrease) in net assets	10,252,035	16,096,468

Net Assets
Beginning of period	16,096,468	-
End of period (including undistributed net investment income of $1 and distributions in excess of net investment income of $10, respectively)	$ 26,348,503	$ 16,096,468

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.125	.017
Net realized and unrealized gain (loss)	.786	(.040)
Total from investment operations	.911	(.023)
Distributions from net investment income	(.125)	(.017)
Distributions from net realized gain	(.026)	-
Total distributions	(.151)	(.017)
Redemption fees added to paid in capital E	- H	-
Net asset value, end of period	$ 10.72	$ 9.96
Total Return B, C, D	9.20%	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65% A
Expenses net of fee waivers, if any	.65% A	.65% A
Expenses net of all reductions	.65% A	.63% A
Net investment income (loss)	2.40% A	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,399	$ 5,168
Portfolio turnover rate	23% A	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2021

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.137	.019
Net realized and unrealized gain (loss)	.787	(.040)
Total from investment operations	.924	(.021)
Distributions from net investment income	(.138)	(.019)
Distributions from net realized gain	(.026)	-
Total distributions	(.164)	(.019)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.72	$ 9.96
Total Return B, C	9.33%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40% A
Expenses net of fee waivers, if any	.40% A	.40% A
Expenses net of all reductions	.40% A	.39% A
Net investment income (loss)	2.65% A	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,747	$ 5,921
Portfolio turnover rate	23% A	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.138	.020
Net realized and unrealized gain (loss)	.786	(.041)
Total from investment operations	.924	(.021)
Distributions from net investment income	(.138)	(.019)
Distributions from net realized gain	(.026)	-
Total distributions	(.164)	(.019)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.72	$ 9.96
Total Return B, C	9.33%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40% A
Expenses net of fee waivers, if any	.40% A	.40% A
Expenses net of all reductions	.40% A	.39% A
Net investment income (loss)	2.65% A	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,203	$ 5,008
Portfolio turnover rate	23% A	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2011 (Unaudited)

1. Organization.

Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund, (the Funds) are funds of Fidelity Salem Street Trust (the Trust)(formerly Fidelity Fixed-Income Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds offer Class A, Institutional Class, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Code. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

Each Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2015 Fund	$ 30,131,001	$ 286,840	$ (8,865)	$ 277,975
Fidelity Municipal Income 2017 Fund	20,931,972	635,902	-	635,902
Fidelity Municipal Income 2019 Fund	20,870,727	1,170,219	-	1,170,219
Fidelity Municipal Income 2021 Fund	24,049,258	1,518,182	-	1,518,182

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At June 30, 2011, capital loss carryforwards were as follows:

No expiration Short-term
Fidelity Municipal Income 2015 Fund	$ (50)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to 0.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2015 Fund	14,668,871	-
Fidelity Municipal Income 2017 Fund	9,489,491	-
Fidelity Municipal Income 2019 Fund	6,614,500	1,192,120
Fidelity Municipal Income 2021 Fund	10,458,920	2,390,565

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	.25%	$ 4,719	$ 3,755
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 3,747	$ 3,493
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 7,140	$ 6,716
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 7,145	$ 6,871

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2019 Fund
Class A	$ 47

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent, and servicing agent for each class of the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Funds to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives asset-based fees of .10% of average net assets for each class of each Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2015 Fund
Class A	$ 1,886
Municipal Income 2015	8,694
Institutional Class	1,426
$ 12,006
Fidelity Municipal Income 2017 Fund
Class A	$ 1,498
Municipal Income 2017	6,119
Institutional Class	1,410
$ 9,027
Fidelity Municipal Income 2019 Fund
Class A	$ 2,856
Municipal Income 2019	4,405
Institutional Class	2,643
$ 9,904
Fidelity Municipal Income 2021 Fund
Class A	$ 2,858
Municipal Income 2021	4,907
Institutional Class	2,786
$ 10,551

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Funds' accounting records. The fee is based on the level of average net assets for the month and is not paid by the Funds.

5. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction

Fidelity Municipal Income 2015 Fund	$ 230
Fidelity Municipal Income 2017 Fund	176
Fidelity Municipal Income 2019 Fund	133
Fidelity Municipal Income 2021 Fund	144

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2011	Year ended June 30, 2011 A
Fidelity Municipal Income 2015 Fund
From net investment income
Class A	$ 18,899	$ 1,019
Municipal Income 2015	109,989	5,971
Institutional Class	17,907	1,715
Total	$ 146,795	$ 8,705
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 22,474	$ 2,869
Municipal Income 2017	108,006	9,145
Institutional Class	24,856	3,556
Total	$ 155,336	$ 15,570
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 61,082	$ 8,276
Municipal Income 2019	105,506	11,089
Institutional Class	63,284	9,740
Total	$ 229,872	$ 29,105
From net realized gain
Class A	$ 375	$ -
Municipal Income 2019	612	-
Institutional Class	319	-
Total	$ 1,306	$ -
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 68,918	$ 8,352
Municipal Income 2021	130,803	10,807
Institutional Class	74,158	9,760
Total	$ 273,879	$ 28,919
From net realized gain
Class A	$ 15,383	$ -
Municipal Income 2021	31,859	-
Institutional Class	14,807	-
Total	$ 62,049	$ -

A For the period May 19, 2011 (commencement of operations) to June 30, 2011.

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2011	Year ended June 30, 2011 A	Six months ended December 31, 2011	Year ended June 30, 2011 A
Fidelity Municipal Income 2015 Fund
Class A
Shares sold	107,157	301,368	$ 1,080,877	$ 3,015,738
Reinvestment of distributions	1,790	101	18,130	1,019
Shares redeemed	-	-	-	-
Net increase (decrease)	108,947	301,469	$ 1,099,007	$ 3,016,757
Municipal Income 2015
Shares sold	1,443,234	1,040,959	$ 14,590,677	$ 10,426,095
Reinvestment of distributions	9,649	530	97,742	5,321
Shares redeemed	(59,537)	-	(600,938)	-
Net increase (decrease)	1,393,346	1,041,489	$ 14,087,481	$ 10,431,416
Institutional Class
Shares sold	59,652	255,977	$ 603,100	$ 2,560,010
Reinvestment of distributions	1,735	171	17,573	1,715
Shares redeemed	-	-	-	-
Net increase (decrease)	61,387	256,148	$ 620,673	$ 2,561,725
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	78,336	261,897	$ 793,124	$ 2,619,054
Reinvestment of distributions	2,119	287	21,598	2,869
Shares redeemed	(1,046)	-	(10,791)	-
Net increase (decrease)	79,409	262,184	$ 803,931	$ 2,621,923
Municipal Income 2017
Shares sold	867,268	680,194	$ 8,784,926	$ 6,800,696
Reinvestment of distributions	9,710	877	99,018	8,757
Shares redeemed	(32,930)	-	(335,375)	-
Net increase (decrease)	844,048	681,071	$ 8,548,569	$ 6,809,453
Institutional Class
Shares sold	51,673	250,001	$ 526,914	$ 2,500,010
Reinvestment of distributions	2,407	356	24,531	3,556
Shares redeemed	-	-	-	-
Net increase (decrease)	54,080	250,357	$ 551,445	$ 2,503,566

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2011	Year ended June 30, 2011 A	Six months ended December 31, 2011	Year ended June 30, 2011 A
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	107,654	510,922	$ 1,098,737	$ 5,109,052
Reinvestment of distributions	5,848	830	60,143	8,261
Shares redeemed	-	-	-	-
Net increase (decrease)	113,502	511,752	$ 1,158,880	$ 5,117,313
Municipal Income 2019
Shares sold	454,071	598,631	$ 4,617,347	$ 5,985,010
Reinvestment of distributions	9,682	1,098	99,654	10,933
Shares redeemed	(13,992)	-	(142,760)	-
Net increase (decrease)	449,761	599,729	$ 4,574,241	$ 5,995,943
Institutional Class
Shares sold	18,318	506,510	$ 187,681	$ 5,065,010
Reinvestment of distributions	6,176	979	63,477	9,740
Shares redeemed	-	-	-	-
Net increase (decrease)	24,494	507,489	$ 251,158	$ 5,074,750
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	76,407	518,171	$ 783,079	$ 5,181,982
Reinvestment of distributions	7,889	834	82,167	8,309
Shares redeemed	(6,227)	-	(63,183)	-
Net increase (decrease)	78,069	519,005	$ 802,063	$ 5,190,291
Municipal Income 2021
Shares sold	687,992	593,527	$ 7,069,614	$ 5,937,471
Reinvestment of distributions	13,055	1,081	136,069	10,774
Shares redeemed	(12,944)	-	(133,389)	-
Net increase (decrease)	688,103	594,608	$ 7,072,294	$ 5,948,245
Institutional Class
Shares sold	67,453	502,003	$ 701,902	$ 5,020,010
Reinvestment of distributions	8,491	980	88,388	9,760
Shares redeemed	(94)	-	(997)	-
Net increase (decrease)	75,850	502,983	$ 789,293	$ 5,029,770

A For the period May 19, 2011 (commencement of operations) to June 30, 2011.

Semiannual Report

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2015 Fund	32
Fidelity Municipal Income 2017 Fund	46
Fidelity Municipal Income 2019 Fund	69
Fidelity Municipal Income 2021 Fund	62

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ADMI-USAN-0212
1.926289.100

Fidelity® Defined Maturity Funds

Fidelity® Municipal Income 2015 Fund

Fidelity Municipal Income 2017 Fund

Fidelity Municipal Income 2019 Fund

Fidelity Municipal Income 2021 Fund

Semiannual Report

December 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Municipal Income 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Municipal Income 2017 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Municipal Income 2019 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Municipal Income 2021 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

(Chairman's photo appears here)

The investment environment in 2011 was characterized by a number of headline events, most notably the early-August decision by Standard & Poor's to lower the long-term sovereign credit rating of the United States. The historic downgrade followed a stalemate in which Congress struggled to address the debt ceiling, heightening investor anxiety and within a matter of days wiping out a solid first-half advance that was largely driven by encouraging corporate earnings and economic activity. At the same time, investors were becoming increasingly concerned about the sovereign debt crisis in Europe and its potential to derail the U.S. economy, as well as persistently high unemployment. The combination of these factors set off a wave of unusually high volatility that lasted until late in the year, with wide weekly, and even daily, swings fueled largely by the latest developments coming out of the eurozone.

Against this backdrop, equities struggled to gain any significant momentum in the second half, and finished 2011 with only a modest gain, due in part to a strong October. High-grade bonds, meanwhile, benefited from periodic flights to quality and turned in a solid performance, paced by municipal issues and Treasuries.

Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles. One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(Chairman's signature appears here)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Fidelity Municipal Income 2015 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,016.00	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 3.30
Municipal Income 2015	.40%
Actual		$ 1,000.00	$ 1,017.30	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,017.30	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,043.90	$ 3.34
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 3.30
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 1,045.20	$ 2.06
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,045.20	$ 2.06
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,074.80	$ 3.39
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 3.30
	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 1,076.10	$ 2.09
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,076.10	$ 2.09
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,092.00	$ 3.42
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 3.30
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 1,093.30	$ 2.10
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,093.30	$ 2.10
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

Semiannual Report

Fidelity Municipal Income 2015 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	13.1	18.6
Florida	11.5	12.7
New York	6.8	4.8
Arizona	6.8	6.2
California	6.8	8.3
Top Five Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.5	46.1
Water & Sewer	13.8	17.0
Special Tax	11.8	1.9
Health Care	11.7	3.5
Electric Utilities	11.1	12.2
Weighted Average Maturity as of December 31, 2011
		6 months ago
Years	3.5	4.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2011
6 months ago
Years	3.1	3.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
AAA 12.6%	AAA 23.6%
AA,A 69.4%	AA,A 74.0%
BBB 12.7%	BBB 0.7%
Short-Term Investments and Net Other Assets 5.3%	Short-Term Investments and Net Other Assets 1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.7%
	Principal Amount	Value
Arizona - 6.8%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 105,944
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15 (FSA Insured)	385,000	429,941
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	989,990
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	250,000	280,540
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	379,915
		2,186,330
California - 6.8%
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	852,053
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,098,720
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	222,336
		2,173,109
Florida - 11.5%
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	140,004
Series 2010 A1, 5% 6/1/15	150,000	162,422
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	500,000	564,000
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2005 A, 5% 6/1/15 (FGIC Insured)	360,000	409,522
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	532,820
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	801,210
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (b)	1,000,000	1,091,660
		3,701,638
Georgia - 0.7%
Muni. Elec. Auth. of Georgia Series A, 4% 1/1/15	200,000	215,414
Hawaii - 5.2%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (b)	500,000	540,560
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,138,280
		1,678,840
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 2.5%
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	$ 200,000	$ 213,772
Illinois Gen. Oblig. Series 2010, 5% 1/1/15	275,000	300,748
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	250,000	281,418
		795,938
Indiana - 4.2%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,122,160
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	228,102
		1,350,262
Massachusetts - 5.6%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	683,556
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	500,000	540,125
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	500,000	573,550
		1,797,231
Michigan - 2.5%
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	818,040
Nevada - 2.9%
Clark County Fuel Tax Series 2008, 5% 6/1/15	150,000	167,100
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	767,914
		935,014
New Jersey - 4.6%
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	600,000	656,052
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	554,945
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	100,000	114,891
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	166,199
		1,492,087
New York - 6.8%
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	800,087
New York City Gen. Oblig. Series 2011 A, 3% 8/1/15	100,000	106,637
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	106,533
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	$ 500,000	$ 559,650
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	621,443
		2,194,350
North Carolina - 3.9%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	111,280
Wake County Gen. Oblig. Series 2009 C, 5% 3/1/15	1,000,000	1,138,340
		1,249,620
Ohio - 3.2%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (a)	1,000,000	1,026,060
Oklahoma - 1.8%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	568,385
Pennsylvania - 3.5%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	279,295
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	833,918
		1,113,213
Puerto Rico - 4.4%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2006 B, 5% 7/1/15	1,315,000	1,415,056
Texas - 13.1%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	572,865
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	113,011
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	644,983
Series A, 5% 7/1/15	125,000	140,134
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	488,522
Series 2010, 5% 5/15/15	500,000	562,400
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	$ 500,000	$ 553,510
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,141,910
		4,217,335
Washington - 3.0%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/15	350,000	384,594
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15	500,000	565,140
		949,734
Wisconsin - 1.7%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	500,000	531,320
TOTAL INVESTMENT PORTFOLIO - 94.7% (Cost $30,131,002)	30,408,976
NET OTHER ASSETS (LIABILITIES) - 5.3%	1,686,004
NET ASSETS - 100%	$ 32,094,980
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information - continued
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.5%
Water & Sewer	13.8%
Special Tax	11.8%
Health Care	11.7%
Electric Utilities	11.1%
Others (Individually Less Than 5%)	12.8%
Net Other Assets	5.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $30,131,002)		$ 30,408,976
Cash		1,234,031
Receivable for fund shares sold		70,000
Interest receivable		398,049
Other receivables		81
Total assets		32,111,137

Liabilities
Distributions payable	$ 2,832
Accrued management fee	7,593
Transfer agent fee payable	4,874
Distribution and service plan fees payable	858
Total liabilities		16,157

Net Assets		$ 32,094,980
Net Assets consist of:
Paid in capital		$ 31,817,059
Distributions in excess of net investment income		(1)
Accumulated undistributed net realized gain (loss) on investments		(52)
Net unrealized appreciation (depreciation) on investments		277,974
Net Assets		$ 32,094,980

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,164,793 ÷ 410,416 shares)	$ 10.15

Maximum offering price per share (100/97.25 of $10.15)	$ 10.44
Municipal Income 2015: Net Asset Value, offering price and redemption price per share ($24,707,884 ÷ 2,434,835 shares)	$ 10.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,222,303 ÷ 317,535 shares)	$ 10.15

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2011 (Unaudited)

Investment Income
Interest		$ 199,399

Expenses
Management fee	$ 36,071
Transfer agent fees	12,006
Distribution and service plan fees	4,719
Independent trustees' compensation	38
Total expenses before reductions	52,834
Expense reductions	(230)	52,604
Net investment income (loss)		146,795
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2)
Change in net unrealized appreciation (depreciation) on investment securities		234,230
Net gain (loss)		234,228
Net increase (decrease) in net assets resulting from operations		$ 381,023

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2011 (Unaudited)	For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 146,795	$ 8,704
Net realized gain (loss)	(2)	(50)
Change in net unrealized appreciation (depreciation)	234,230	43,744
Net increase (decrease) in net assets resulting from operations	381,023	52,398
Distributions to shareholders from net investment income	(146,795)	(8,705)
Share transactions - net increase (decrease)	15,807,161	16,009,898
Total increase (decrease) in net assets	16,041,389	16,053,591

Net Assets
Beginning of period	16,053,591	-
End of period (including distributions in excess of net investment income of $1 and distributions in excess of net investment income of $1, respectively)	$ 32,094,980	$ 16,053,591

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.051	.005
Net realized and unrealized gain (loss)	.110	.039
Total from investment operations	.161	.044
Distributions from net investment income	(.051)	(.004)
Net asset value, end of period	$ 10.15	$ 10.04
Total Return B, C, D	1.60%	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65% A
Expenses net of fee waivers, if any	.65% A	.65% A
Expenses net of all reductions	.65% A	.63% A
Net investment income (loss)	1.01% A	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,165	$ 3,027
Portfolio turnover rate	0% A	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2015

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.063	.007
Net realized and unrealized gain (loss)	.110	.040
Total from investment operations	.173	.047
Distributions from net investment income	(.063)	(.007)
Net asset value, end of period	$ 10.15	$ 10.04
Total Return B, C	1.73%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40% A
Expenses net of fee waivers, if any	.40% A	.40% A
Expenses net of all reductions	.40% A	.39% A
Net investment income (loss)	1.26% A	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,708	$ 10,456
Portfolio turnover rate	0% A	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.064	.007
Net realized and unrealized gain (loss)	.109	.040
Total from investment operations	.173	.047
Distributions from net investment income	(.063)	(.007)
Net asset value, end of period	$ 10.15	$ 10.04
Total Return B, C	1.73%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40% A
Expenses net of fee waivers, if any	.40% A	.40% A
Expenses net of all reductions	.40% A	.39% A
Net investment income (loss)	1.26% A	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,222	$ 2,572
Portfolio turnover rate	0% A	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	16.4	22.7
California	14.8	12.5
Texas	9.7	11.8
Massachusetts	9.5	9.9
Arizona	8.7	11.2
Top Five Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.7	37.1
Electric Utilities	17.0	24.0
Health Care	13.2	14.8
Education	10.5	2.4
Water & Sewer	9.4	4.9
Weighted Average Maturity as of December 31, 2011
		6 months ago
Years	5.5	6.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2011
6 months ago
Years	4.7	5.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
AAA 6.4%	AAA 10.8%
AA,A 85.0%	AA,A 86.4%
BBB 4.6%	BBB 0.0%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount	Value
Arizona - 8.7%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	$ 500,000	$ 597,700
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/17	900,000	1,072,827
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	293,680
		1,964,207
California - 14.8%
California Gen. Oblig. 5% 3/1/17	215,000	250,684
California Pub. Works Board Lease Rev. Series B, 5% 6/1/17 (FGIC Insured)	600,000	711,378
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	500,000	565,910
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	290,923
Newport Beach Rev. Series 2009 A, 5% 12/1/17	500,000	576,825
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	583,175
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	347,745
		3,326,640
Florida - 16.4%
Citizens Property Ins. Corp. Series 2010 A1, 5.25% 6/1/17	725,000	809,658
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	500,000	592,745
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,195,390
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (a)	500,000	562,155
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	250,000	300,375
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	221,945
		3,682,268
Georgia - 4.6%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	200,000	231,440
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	295,205
Muni. Elec. Auth. of Georgia Series A, 5.25% 1/1/17	440,000	514,870
		1,041,515
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 4.6%
Chicago Park District Gen. Oblig. Series 2011 C, 5% 1/1/17	$ 345,000	$ 405,375
Illinois Fin. Auth. Rev. Series 2009 B, 5% 7/1/17	200,000	235,942
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	281,973
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	100,000	118,404
		1,041,694
Massachusetts - 9.5%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	934,422
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,209,617
		2,144,039
Michigan - 1.2%
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	225,000	268,765
New Jersey - 5.7%
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	360,594
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	323,742
Series 2011 B, 5% 6/15/17	500,000	584,035
		1,268,371
New York - 5.6%
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	455,000	544,121
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	119,357
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	500,000	584,865
		1,248,343
North Carolina - 2.0%
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17	395,000	437,139
Ohio - 4.1%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	105,911
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	145,264
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	660,411
		911,586
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - 1.5%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	$ 300,000	$ 346,221
South Carolina - 0.7%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	125,000	147,470
Texas - 9.7%
Denton Independent School District Series 2011, 5% 8/15/17	500,000	604,910
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	416,282
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	566,205
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	601,215
		2,188,612
Utah - 1.8%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	405,078
Washington - 2.6%
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	283,408
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	250,000	292,833
		576,241
Wisconsin - 2.5%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	569,685
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $20,931,973)	21,567,874
NET OTHER ASSETS (LIABILITIES) - 4.0%	906,968
NET ASSETS - 100%	$ 22,474,842
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	32.7%
Electric Utilities	17.0%
Health Care	13.2%
Education	10.5%
Water & Sewer	9.4%
Special Tax	7.4%
Others* (Individually Less Than 5%)	9.8%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $20,931,973)		$ 21,567,874
Cash		579,617
Receivable for fund shares sold		70,000
Interest receivable		272,840
Other receivables		61
Total assets		22,490,392

Liabilities
Payable for fund shares redeemed	$ 3,469
Distributions payable	2,271
Accrued management fee	5,438
Transfer agent fee payable	3,641
Distribution and service plan fees payable	731
Total liabilities		15,550

Net Assets		$ 22,474,842
Net Assets consist of:
Paid in capital		$ 21,838,942
Accumulated undistributed net realized gain (loss) on investments		(1)
Net unrealized appreciation (depreciation) on investments		635,901
Net Assets		$ 22,474,842

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,536,193 ÷ 341,593 shares)	$ 10.35

Maximum offering price per share (100/97.25 of $10.35)	$ 10.64
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($15,787,233 ÷ 1,525,119 shares)	$ 10.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,151,416 ÷ 304,437 shares)	$ 10.35

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Operations

Six months ended December 31, 2011 (Unaudited)

Investment Income
Interest		$ 195,060

Expenses
Management fee	$ 27,096
Transfer agent fees	9,027
Distribution and service plan fees	3,747
Independent trustees' compensation	29
Total expenses before reductions	39,899
Expense reductions	(176)	39,723
Net investment income (loss)		155,337
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1)
Change in net unrealized appreciation (depreciation) on investment securities		651,069
Net gain (loss)		651,068
Net increase (decrease) in net assets resulting from operations		$ 806,405

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2011 (Unaudited)	For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 155,337	$ 15,569
Net realized gain (loss)	(1)	-
Change in net unrealized appreciation (depreciation)	651,069	(15,168)
Net increase (decrease) in net assets resulting from operations	806,405	401
Distributions to shareholders from net investment income	(155,336)	(15,570)
Share transactions - net increase (decrease)	9,903,945	11,934,942
Redemption fees	55	-
Total increase (decrease) in net assets	10,555,069	11,919,773

Net Assets
Beginning of period	11,919,773	-
End of period (including undistributed net investment income of $0 and distributions in excess of net investment income of $1, respectively)	$ 22,474,842	$ 11,919,773

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.077	.012
Net realized and unrealized gain (loss)	.360	(.011)
Total from investment operations	.437	.001
Distributions from net investment income	(.077)	(.011)
Redemption fees added to paid in capital E	- H	-
Net asset value, end of period	$ 10.35	$ 9.99
Total Return B, C, D	4.39%	.01%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65% A
Expenses net of fee waivers, if any	.65% A	.65% A
Expenses net of all reductions	.65% A	.63% A
Net investment income (loss)	1.51% A	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,536	$ 2,618
Portfolio turnover rate	0% A	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2017

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.089	.014
Net realized and unrealized gain (loss)	.361	(.010)
Total from investment operations	.450	.004
Distributions from net investment income	(.090)	(.014)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.35	$ 9.99
Total Return B, C	4.52%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40% A
Expenses net of fee waivers, if any	.40% A	.40% A
Expenses net of all reductions	.40% A	.39% A
Net investment income (loss)	1.75% A	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,787	$ 6,801
Portfolio turnover rate	0% A	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.090	.015
Net realized and unrealized gain (loss)	.360	(.011)
Total from investment operations	.450	.004
Distributions from net investment income	(.090)	(.014)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.35	$ 9.99
Total Return B, C	4.52%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40% A
Expenses net of fee waivers, if any	.40% A	.40% A
Expenses net of all reductions	.40% A	.39% A
Net investment income (loss)	1.75% A	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,151	$ 2,500
Portfolio turnover rate	0% A	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	13.0	4.9
Arizona	8.6	4.3
California	8.3	9.2
New Jersey	7.0	6.2
Illinois	6.6	9.0
Top Five Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Special Tax	28.3	22.4
General Obligations	26.8	44.0
Health Care	12.4	2.9
Education	7.9	5.9
Transportation	6.0	8.2
Weighted Average Maturity as of December 31, 2011
		6 months ago
Years	7.4	7.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2011
6 months ago
Years	6.1	6.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
AAA 16.9%	AAA 30.5%
AA,A 72.7%	AA,A 62.2%
BBB 4.8%	BBB 3.5%
Short-Term Investments and Net Other Assets 5.6%	Short-Term Investments and Net Other Assets 3.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.4%
	Principal Amount	Value
Arizona - 8.6%
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	$ 645,000	$ 724,967
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	741,528
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	541,155
		2,007,650
California - 8.3%
California Econ. Recovery Series A, 4.6% 7/1/19	300,000	359,070
California Gen. Oblig. 5.5% 4/1/19	500,000	612,090
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (MBIA Insured)	500,000	570,555
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	395,384
		1,937,099
Florida - 13.0%
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	250,000	277,368
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	605,390
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	962,448
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	564,895
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	614,280
		3,024,381
Georgia - 1.0%
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	240,608
Illinois - 6.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,154,540
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	375,284
		1,529,824
Indiana - 1.3%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	309,765
Municipal Bonds - continued
	Principal Amount	Value
Iowa - 4.2%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	$ 870,000	$ 969,537
Maryland - 3.2%
Maryland Gen. Oblig. Series C, 5% 3/1/19	585,000	736,070
Massachusetts - 5.3%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,248,818
Minnesota - 5.3%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	749,397
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	410,000	491,926
		1,241,323
New Jersey - 7.0%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	715,419
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	565,550
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	360,063
		1,641,032
New Mexico - 3.2%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	746,310
New York - 6.3%
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	1,000,000	1,235,980
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	200,000	239,102
		1,475,082
Ohio - 3.5%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	700,000	815,388
Pennsylvania - 5.4%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	115,330
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 165,000	$ 209,728
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	942,120
		1,267,178
Texas - 6.4%
Del Valle Independent School District Series 2010, 5% 2/1/19	250,000	309,448
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	570,585
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	615,165
		1,495,198
Washington - 0.5%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	127,763
Wisconsin - 5.3%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	1,000,000	1,227,920
TOTAL INVESTMENT PORTFOLIO - 94.4% (Cost $20,870,728)	22,040,946
NET OTHER ASSETS (LIABILITIES) - 5.6%	1,298,403
NET ASSETS - 100%	$ 23,339,349
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Special Tax	28.3%
General Obligations	26.8%
Health Care	12.4%
Education	7.9%
Transportation	6.0%
Electric Utilities	5.3%
Water & Sewer	5.3%
Others (Individually Less Than 5%)	2.4%
Net Other Assets	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $20,870,728)		$ 22,040,946
Cash		918,266
Receivable for fund shares sold		90,538
Interest receivable		302,195
Other receivables		41
Total assets		23,351,986

Liabilities
Distributions payable	$ 1,791
Accrued management fee	5,670
Transfer agent fee payable	3,818
Distribution and service plan fees payable	1,358
Total liabilities		12,637

Net Assets		$ 23,339,349
Net Assets consist of:
Paid in capital		$ 22,172,334
Undistributed net investment income		1
Accumulated undistributed net realized gain (loss) on investments		(3,204)
Net unrealized appreciation (depreciation) on investments		1,170,218
Net Assets		$ 23,339,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,612,973 ÷ 625,254 shares)	$ 10.58

Maximum offering price per share (100/97.25 of $10.58)	$ 10.88
Municipal Income 2019: Net Asset Value, offering price and redemption price per share ($11,099,859 ÷ 1,049,490 shares)	$ 10.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,626,517 ÷ 531,983 shares)	$ 10.58

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2011 (Unaudited)

Investment Income
Interest		$ 276,537

Expenses
Management fee	$ 29,721
Transfer agent fees	9,904
Distribution and service plan fees	7,140
Independent trustees' compensation	34
Total expenses before reductions	46,799
Expense reductions	(133)	46,666
Net investment income (loss)		229,871
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(3,113)
Change in net unrealized appreciation (depreciation) on investment securities		1,250,718
Net gain (loss)		1,247,605
Net increase (decrease) in net assets resulting from operations		$ 1,477,476

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2011 (Unaudited)	For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 229,871	$ 29,107
Net realized gain (loss)	(3,113)	1,215
Change in net unrealized appreciation (depreciation)	1,250,718	(80,500)
Net increase (decrease) in net assets resulting from operations	1,477,476	(50,178)
Distributions to shareholders from net investment income	(229,872)	(29,105)
Distributions to shareholders from net realized gain	(1,306)	-
Total distributions	(231,178)	(29,105)
Share transactions - net increase (decrease)	5,984,279	16,188,006
Redemption fees	49	-
Total increase (decrease) in net assets	7,230,626	16,108,723

Net Assets
Beginning of period	16,108,723	-
End of period (including undistributed net investment income of $1 and undistributed net investment income of $2, respectively)	$ 23,339,349	$ 16,108,723

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.110	.017
Net realized and unrealized gain (loss)	.630	(.051)
Total from investment operations	.740	(.034)
Distributions from net investment income	(.110)	(.016)
Distributions from net realized gain	(.001)	-
Total distributions	(.110) I	(.016)
Redemption fees added to paid in capital E	- H	-
Net asset value, end of period	$ 10.58	$ 9.95
Total Return B, C, D	7.48%	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65% A
Expenses net of fee waivers, if any	.65% A	.65% A
Expenses net of all reductions	.65% A	.64% A
Net investment income (loss)	2.13% A	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,613	$ 5,092
Portfolio turnover rate	12% A	5% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Total distributions of $.110 per share is comprised of distributions from net investment income of $.1097 and distributions from net realized gain of $.0006 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2019

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.122	.019
Net realized and unrealized gain (loss)	.631	(.050)
Total from investment operations	.753	(.031)
Distributions from net investment income	(.123)	(.019)
Distributions from net realized gain	(.001)	-
Total distributions	(.123) H	(.019)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.58	$ 9.95
Total Return B, C	7.61%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40% A
Expenses net of fee waivers, if any	.40% A	.40% A
Expenses net of all reductions	.40% A	.39% A
Net investment income (loss)	2.38% A	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,100	$ 5,967
Portfolio turnover rate	12% A	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.123 per share is comprised of distributions from net investment income of $.1226 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.122	.019
Net realized and unrealized gain (loss)	.631	(.050)
Total from investment operations	.753	(.031)
Distributions from net investment income	(.123)	(.019)
Distributions from net realized gain	(.001)	-
Total distributions	(.123) H	(.019)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.58	$ 9.95
Total Return B, C	7.61%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40% A
Expenses net of fee waivers, if any	.40% A	.40% A
Expenses net of all reductions	.40% A	.39% A
Net investment income (loss)	2.38% A	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,627	$ 5,050
Portfolio turnover rate	12% A	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.123 per share is comprised of distributions from net investment income of $.1226 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
New Jersey	13.6	8.8
Texas	12.6	8.5
California	9.9	8.1
Florida	8.0	0.0
Minnesota	7.3	14.6
Top Five Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	41.9	54.7
Health Care	16.4	13.2
Special Tax	13.0	2.1
Education	10.4	15.8
Electric Utilities	8.1	7.5
Weighted Average Maturity as of December 31, 2011
		6 months ago
Years	9.4	9.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2011
6 months ago
Years	7.8	8.0

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
AAA 10.2%	AAA 23.7%
AA,A 84.8%	AA,A 68.6%
BBB 2.0%	BBB 0.0%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 7.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Arizona - 6.3%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 701,171
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	361,881
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	601,570
		1,664,622
California - 9.9%
California Gen. Oblig. 5% 3/1/21	600,000	705,672
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	301,333
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	500,000	603,350
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	122,844
Series 2011 C, 5% 5/1/21 (b)	500,000	571,595
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	292,463
		2,597,257
Florida - 8.0%
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	304,535
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	912,465
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/21	750,000	901,200
		2,118,200
Georgia - 5.5%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	307,725
Georgia Gen. Oblig. Series 2009 I, 5% 7/1/21	500,000	639,490
Muni. Elec. Auth. of Georgia Series 2011 A, 5% 1/1/21	420,000	503,685
		1,450,900
Illinois - 2.2%
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	500,000	577,410
Indiana - 2.3%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	241,280
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	376,548
		617,828
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 5.2%
Massachusetts Gen. Oblig.:
Series A, 5.25% 8/1/21	$ 240,000	$ 307,882
Series B, 5.25% 9/1/21	450,000	578,282
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	483,428
		1,369,592
Michigan - 3.2%
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	256,774
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	580,630
		837,404
Minnesota - 7.3%
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	500,000	574,180
Saint Paul Independent School District #625 Series 2011 A, 4% 2/1/21	1,170,000	1,361,140
		1,935,320
Nevada - 1.1%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	298,850
New Jersey - 13.6%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	750,000	905,115
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/21	540,000	642,357
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,135,780
New Jersey Trans. Trust Fund Auth. Series 2011 B, 5% 6/15/21	750,000	886,088
		3,569,340
New York - 2.4%
New York City Transitional Fin. Auth. Rev. Series 2003 A1, 5% 11/1/21	500,000	626,060
North Carolina - 0.9%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	231,770
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - 3.8%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	$ 380,000	$ 399,030
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	591,755
		990,785
South Carolina - 3.3%
Horry County School District Series 2011, 5% 3/1/21	700,000	881,552
Texas - 12.6%
Beaumont Independent School District Series 2011, 4% 2/15/21	465,000	544,636
Frisco Gen. Oblig. Series 2011, 4% 2/15/21	445,000	511,590
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	293,505
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	571,830
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (b)	200,000	240,252
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	522,275
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	500,000	632,555
		3,316,643
Washington - 4.7%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	787,037
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	154,260
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	299,180
		1,240,477
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 4.7%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	$ 1,000,000	$ 1,243,430
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $24,049,259)	25,567,440
NET OTHER ASSETS (LIABILITIES) - 3.0%	781,063
NET ASSETS - 100%	$ 26,348,503
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	41.9%
Health Care	16.4%
Special Tax	13.0%
Education	10.4%
Electric Utilities	8.1%
Others* (Individually Less Than 5%)	10.2%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $24,049,259)		$ 25,567,440
Cash		343,618
Receivable for fund shares sold		147,400
Interest receivable		310,032
Other receivables		37
Total assets		26,368,527

Liabilities
Payable for fund shares redeemed	$ 408
Distributions payable	7,643
Accrued management fee	6,327
Transfer agent fee payable	4,338
Distribution and service plan fees payable	1,308
Total liabilities		20,024

Net Assets		$ 26,348,503
Net Assets consist of:
Paid in capital		$ 24,832,266
Undistributed net investment income		1
Accumulated undistributed net realized gain (loss) on investments		(1,945)
Net unrealized appreciation (depreciation) on investments		1,518,181
Net Assets		$ 26,348,503

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,398,724 ÷ 597,074 shares)	$ 10.72

Maximum offering price per share (100/97.25 of $10.72)	$ 11.02
Municipal Income 2021: Net Asset Value, offering price and redemption price per share ($13,746,517 ÷ 1,282,711 shares)	$ 10.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,203,262 ÷ 578,833 shares)	$ 10.72

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Financial Statements - continued

Statement of Operations

Six months ended December 31, 2011 (Unaudited)

Investment Income
Interest		$ 323,137

Expenses
Management fee	$ 31,660
Transfer agent fees	10,551
Distribution and service plan fees	7,145
Independent trustees' compensation	35
Total expenses before reductions	49,391
Expense reductions	(144)	49,247
Net investment income (loss)		273,890
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		57,870
Change in net unrealized appreciation (depreciation) on investment securities		1,592,243
Net gain (loss)		1,650,113
Net increase (decrease) in net assets resulting from operations		$ 1,924,003

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2011 (Unaudited)	For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 273,890	$ 28,909
Net realized gain (loss)	57,870	2,234
Change in net unrealized appreciation (depreciation)	1,592,243	(74,062)
Net increase (decrease) in net assets resulting from operations	1,924,003	(42,919)
Distributions to shareholders from net investment income	(273,879)	(28,919)
Distributions to shareholders from net realized gain	(62,049)	-
Total distributions	(335,928)	(28,919)
Share transactions - net increase (decrease)	8,663,650	16,168,306
Redemption fees	310	-
Total increase (decrease) in net assets	10,252,035	16,096,468

Net Assets
Beginning of period	16,096,468	-
End of period (including undistributed net investment income of $1 and distributions in excess of net investment income of $10, respectively)	$ 26,348,503	$ 16,096,468

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.125	.017
Net realized and unrealized gain (loss)	.786	(.040)
Total from investment operations	.911	(.023)
Distributions from net investment income	(.125)	(.017)
Distributions from net realized gain	(.026)	-
Total distributions	(.151)	(.017)
Redemption fees added to paid in capital E	- H	-
Net asset value, end of period	$ 10.72	$ 9.96
Total Return B, C, D	9.20%	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65% A
Expenses net of fee waivers, if any	.65% A	.65% A
Expenses net of all reductions	.65% A	.63% A
Net investment income (loss)	2.40% A	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,399	$ 5,168
Portfolio turnover rate	23% A	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2021

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.137	.019
Net realized and unrealized gain (loss)	.787	(.040)
Total from investment operations	.924	(.021)
Distributions from net investment income	(.138)	(.019)
Distributions from net realized gain	(.026)	-
Total distributions	(.164)	(.019)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.72	$ 9.96
Total Return B, C	9.33%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40% A
Expenses net of fee waivers, if any	.40% A	.40% A
Expenses net of all reductions	.40% A	.39% A
Net investment income (loss)	2.65% A	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,747	$ 5,921
Portfolio turnover rate	23% A	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.138	.020
Net realized and unrealized gain (loss)	.786	(.041)
Total from investment operations	.924	(.021)
Distributions from net investment income	(.138)	(.019)
Distributions from net realized gain	(.026)	-
Total distributions	(.164)	(.019)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.72	$ 9.96
Total Return B, C	9.33%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40% A
Expenses net of fee waivers, if any	.40% A	.40% A
Expenses net of all reductions	.40% A	.39% A
Net investment income (loss)	2.65% A	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,203	$ 5,008
Portfolio turnover rate	23% A	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2011 (Unaudited)

1. Organization.

Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund, (the Funds) are funds of Fidelity Salem Street Trust (the Trust)(formerly Fidelity Fixed-Income Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds offer Class A, Institutional Class, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Code. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

Each Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2015 Fund	$ 30,131,001	$ 286,840	$ (8,865)	$ 277,975
Fidelity Municipal Income 2017 Fund	20,931,972	635,902	-	635,902
Fidelity Municipal Income 2019 Fund	20,870,727	1,170,219	-	1,170,219
Fidelity Municipal Income 2021 Fund	24,049,258	1,518,182	-	1,518,182

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At June 30, 2011, capital loss carryforwards were as follows:

No expiration Short-term
Fidelity Municipal Income 2015 Fund	$ (50)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to 0.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2015 Fund	14,668,871	-
Fidelity Municipal Income 2017 Fund	9,489,491	-
Fidelity Municipal Income 2019 Fund	6,614,500	1,192,120
Fidelity Municipal Income 2021 Fund	10,458,920	2,390,565

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	.25%	$ 4,719	$ 3,755
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 3,747	$ 3,493
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 7,140	$ 6,716
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 7,145	$ 6,871

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2019 Fund
Class A	$ 47

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent, and servicing agent for each class of the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Funds to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives asset-based fees of .10% of average net assets for each class of each Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2015 Fund
Class A	$ 1,886
Municipal Income 2015	8,694
Institutional Class	1,426
$ 12,006
Fidelity Municipal Income 2017 Fund
Class A	$ 1,498
Municipal Income 2017	6,119
Institutional Class	1,410
$ 9,027
Fidelity Municipal Income 2019 Fund
Class A	$ 2,856
Municipal Income 2019	4,405
Institutional Class	2,643
$ 9,904
Fidelity Municipal Income 2021 Fund
Class A	$ 2,858
Municipal Income 2021	4,907
Institutional Class	2,786
$ 10,551

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Funds' accounting records. The fee is based on the level of average net assets for the month and is not paid by the Funds.

5. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction

Fidelity Municipal Income 2015 Fund	$ 230
Fidelity Municipal Income 2017 Fund	176
Fidelity Municipal Income 2019 Fund	133
Fidelity Municipal Income 2021 Fund	144

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2011	Year ended June 30, 2011 A
Fidelity Municipal Income 2015 Fund
From net investment income
Class A	$ 18,899	$ 1,019
Municipal Income 2015	109,989	5,971
Institutional Class	17,907	1,715
Total	$ 146,795	$ 8,705
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 22,474	$ 2,869
Municipal Income 2017	108,006	9,145
Institutional Class	24,856	3,556
Total	$ 155,336	$ 15,570
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 61,082	$ 8,276
Municipal Income 2019	105,506	11,089
Institutional Class	63,284	9,740
Total	$ 229,872	$ 29,105
From net realized gain
Class A	$ 375	$ -
Municipal Income 2019	612	-
Institutional Class	319	-
Total	$ 1,306	$ -
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 68,918	$ 8,352
Municipal Income 2021	130,803	10,807
Institutional Class	74,158	9,760
Total	$ 273,879	$ 28,919
From net realized gain
Class A	$ 15,383	$ -
Municipal Income 2021	31,859	-
Institutional Class	14,807	-
Total	$ 62,049	$ -

A For the period May 19, 2011 (commencement of operations) to June 30, 2011.

Semiannual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2011	Year ended June 30, 2011 A	Six months ended December 31, 2011	Year ended June 30, 2011 A
Fidelity Municipal Income 2015 Fund
Class A
Shares sold	107,157	301,368	$ 1,080,877	$ 3,015,738
Reinvestment of distributions	1,790	101	18,130	1,019
Shares redeemed	-	-	-	-
Net increase (decrease)	108,947	301,469	$ 1,099,007	$ 3,016,757
Municipal Income 2015
Shares sold	1,443,234	1,040,959	$ 14,590,677	$ 10,426,095
Reinvestment of distributions	9,649	530	97,742	5,321
Shares redeemed	(59,537)	-	(600,938)	-
Net increase (decrease)	1,393,346	1,041,489	$ 14,087,481	$ 10,431,416
Institutional Class
Shares sold	59,652	255,977	$ 603,100	$ 2,560,010
Reinvestment of distributions	1,735	171	17,573	1,715
Shares redeemed	-	-	-	-
Net increase (decrease)	61,387	256,148	$ 620,673	$ 2,561,725
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	78,336	261,897	$ 793,124	$ 2,619,054
Reinvestment of distributions	2,119	287	21,598	2,869
Shares redeemed	(1,046)	-	(10,791)	-
Net increase (decrease)	79,409	262,184	$ 803,931	$ 2,621,923
Municipal Income 2017
Shares sold	867,268	680,194	$ 8,784,926	$ 6,800,696
Reinvestment of distributions	9,710	877	99,018	8,757
Shares redeemed	(32,930)	-	(335,375)	-
Net increase (decrease)	844,048	681,071	$ 8,548,569	$ 6,809,453
Institutional Class
Shares sold	51,673	250,001	$ 526,914	$ 2,500,010
Reinvestment of distributions	2,407	356	24,531	3,556
Shares redeemed	-	-	-	-
Net increase (decrease)	54,080	250,357	$ 551,445	$ 2,503,566

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2011	Year ended June 30, 2011 A	Six months ended December 31, 2011	Year ended June 30, 2011 A
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	107,654	510,922	$ 1,098,737	$ 5,109,052
Reinvestment of distributions	5,848	830	60,143	8,261
Shares redeemed	-	-	-	-
Net increase (decrease)	113,502	511,752	$ 1,158,880	$ 5,117,313
Municipal Income 2019
Shares sold	454,071	598,631	$ 4,617,347	$ 5,985,010
Reinvestment of distributions	9,682	1,098	99,654	10,933
Shares redeemed	(13,992)	-	(142,760)	-
Net increase (decrease)	449,761	599,729	$ 4,574,241	$ 5,995,943
Institutional Class
Shares sold	18,318	506,510	$ 187,681	$ 5,065,010
Reinvestment of distributions	6,176	979	63,477	9,740
Shares redeemed	-	-	-	-
Net increase (decrease)	24,494	507,489	$ 251,158	$ 5,074,750
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	76,407	518,171	$ 783,079	$ 5,181,982
Reinvestment of distributions	7,889	834	82,167	8,309
Shares redeemed	(6,227)	-	(63,183)	-
Net increase (decrease)	78,069	519,005	$ 802,063	$ 5,190,291
Municipal Income 2021
Shares sold	687,992	593,527	$ 7,069,614	$ 5,937,471
Reinvestment of distributions	13,055	1,081	136,069	10,774
Shares redeemed	(12,944)	-	(133,389)	-
Net increase (decrease)	688,103	594,608	$ 7,072,294	$ 5,948,245
Institutional Class
Shares sold	67,453	502,003	$ 701,902	$ 5,020,010
Reinvestment of distributions	8,491	980	88,388	9,760
Shares redeemed	(94)	-	(997)	-
Net increase (decrease)	75,850	502,983	$ 789,293	$ 5,029,770

A For the period May 19, 2011 (commencement of operations) to June 30, 2011.

Semiannual Report

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2015 Fund	32
Fidelity Municipal Income 2017 Fund	46
Fidelity Municipal Income 2019 Fund	69
Fidelity Municipal Income 2021 Fund	62

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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401 North Michigan Avenue
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Maryland

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Semiannual Report

405 Cochituate Road
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551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

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3480 28th Street
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Minnesota

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Missouri

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Nevada

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New Jersey

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396 Route 17, North
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530 Broad Street
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New York

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980 Madison Avenue
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Ohio

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Utah

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Washington, DC

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Wisconsin

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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
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For Non-Retirement
Accounts

Buying shares

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Attn: Distribution Services
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Selling shares

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Attn: Distribution Services
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General Correspondence

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P.O. Box 500
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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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Automated line for quickest service

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(Fidelity Investment logo)(registered trademark)
Fidelity® Defined Maturity Funds

Fidelity Advisor® Municipal Income 2015 Fund - Institutional Class

Fidelity Advisor Municipal Income 2017 Fund - Institutional Class

Fidelity Advisor Municipal Income 2019 Fund - Institutional Class

Fidelity Advisor Municipal Income 2021 Fund - Institutional Class

Semiannual Report

December 31, 2011

Each Advisor fund
listed above is a
class of the Fidelity®
Defined Maturity Funds

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Municipal Income 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Municipal Income 2017 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Municipal Income 2019 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Municipal Income 2021 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Chairman's photo appears here)

Dear Shareholder:

The investment environment in 2011 was characterized by a number of headline events, most notably the early-August decision by Standard & Poor's to lower the long-term sovereign credit rating of the United States. The historic downgrade followed a stalemate in which Congress struggled to address the debt ceiling, heightening investor anxiety and within a matter of days wiping out a solid first-half advance that was largely driven by encouraging corporate earnings and economic activity. At the same time, investors were becoming increasingly concerned about the sovereign debt crisis in Europe and its potential to derail the U.S. economy, as well as persistently high unemployment. The combination of these factors set off a wave of unusually high volatility that lasted until late in the year, with wide weekly, and even daily, swings fueled largely by the latest developments coming out of the eurozone.

Against this backdrop, equities struggled to gain any significant momentum in the second half, and finished 2011 with only a modest gain, due in part to a strong October. High-grade bonds, meanwhile, benefited from periodic flights to quality and turned in a solid performance, paced by municipal issues and Treasuries.

Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles. One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(Chairman's signature appears here)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 to December 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Fidelity Municipal Income 2015 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,016.00	$ 3.29
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 3.30
Municipal Income 2015	.40%
Actual		$ 1,000.00	$ 1,017.30	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,017.30	$ 2.03
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,043.90	$ 3.34
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 3.30
Municipal Income 2017	.40%
Actual		$ 1,000.00	$ 1,045.20	$ 2.06
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,045.20	$ 2.06
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,074.80	$ 3.39
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 3.30
	Annualized Expense Ratio	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Period* July 1, 2011 to December 31, 2011
Municipal Income 2019	.40%
Actual		$ 1,000.00	$ 1,076.10	$ 2.09
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,076.10	$ 2.09
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$ 1,000.00	$ 1,092.00	$ 3.42
HypotheticalA		$ 1,000.00	$ 1,021.87	$ 3.30
Municipal Income 2021	.40%
Actual		$ 1,000.00	$ 1,093.30	$ 2.10
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,093.30	$ 2.10
HypotheticalA		$ 1,000.00	$ 1,023.13	$ 2.03

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

Semiannual Report

Fidelity Municipal Income 2015 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	13.1	18.6
Florida	11.5	12.7
New York	6.8	4.8
Arizona	6.8	6.2
California	6.8	8.3
Top Five Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.5	46.1
Water & Sewer	13.8	17.0
Special Tax	11.8	1.9
Health Care	11.7	3.5
Electric Utilities	11.1	12.2
Weighted Average Maturity as of December 31, 2011
		6 months ago
Years	3.5	4.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2011
6 months ago
Years	3.1	3.7

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
AAA 12.6%	AAA 23.6%
AA,A 69.4%	AA,A 74.0%
BBB 12.7%	BBB 0.7%
Short-Term Investments and Net Other Assets 5.3%	Short-Term Investments and Net Other Assets 1.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.7%
	Principal Amount	Value
Arizona - 6.8%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 105,944
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/15 (FSA Insured)	385,000	429,941
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	989,990
Pima County Swr. Sys. Rev. Series 2011 B, 5% 7/1/15	250,000	280,540
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	379,915
		2,186,330
California - 6.8%
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15	750,000	852,053
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,098,720
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	222,336
		2,173,109
Florida - 11.5%
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	140,004
Series 2010 A1, 5% 6/1/15	150,000	162,422
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	500,000	564,000
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2005 A, 5% 6/1/15 (FGIC Insured)	360,000	409,522
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	532,820
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	801,210
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/15 (b)	1,000,000	1,091,660
		3,701,638
Georgia - 0.7%
Muni. Elec. Auth. of Georgia Series A, 4% 1/1/15	200,000	215,414
Hawaii - 5.2%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (b)	500,000	540,560
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,138,280
		1,678,840
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 2.5%
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	$ 200,000	$ 213,772
Illinois Gen. Oblig. Series 2010, 5% 1/1/15	275,000	300,748
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	250,000	281,418
		795,938
Indiana - 4.2%
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,122,160
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	228,102
		1,350,262
Massachusetts - 5.6%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	683,556
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	500,000	540,125
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	500,000	573,550
		1,797,231
Michigan - 2.5%
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	818,040
Nevada - 2.9%
Clark County Fuel Tax Series 2008, 5% 6/1/15	150,000	167,100
Nevada Gen. Oblig. Series 2011 E, 4% 6/1/15	700,000	767,914
		935,014
New Jersey - 4.6%
New Jersey Ctfs. of Prtn. Series 2008 A, 5% 6/15/15	600,000	656,052
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	554,945
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	100,000	114,891
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	166,199
		1,492,087
New York - 6.8%
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/15	730,000	800,087
New York City Gen. Oblig. Series 2011 A, 3% 8/1/15	100,000	106,637
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	106,533
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	$ 500,000	$ 559,650
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A, 5% 6/1/15	575,000	621,443
		2,194,350
North Carolina - 3.9%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	111,280
Wake County Gen. Oblig. Series 2009 C, 5% 3/1/15	1,000,000	1,138,340
		1,249,620
Ohio - 3.2%
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2010 A, 3.375%, tender 7/1/15 (a)	1,000,000	1,026,060
Oklahoma - 1.8%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	568,385
Pennsylvania - 3.5%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	250,000	279,295
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	833,918
		1,113,213
Puerto Rico - 4.4%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2006 B, 5% 7/1/15	1,315,000	1,415,056
Texas - 13.1%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	572,865
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	113,011
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	644,983
Series A, 5% 7/1/15	125,000	140,134
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	488,522
Series 2010, 5% 5/15/15	500,000	562,400
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	$ 500,000	$ 553,510
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/15	1,000,000	1,141,910
		4,217,335
Washington - 3.0%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/15	350,000	384,594
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15	500,000	565,140
		949,734
Wisconsin - 1.7%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	500,000	531,320
TOTAL INVESTMENT PORTFOLIO - 94.7% (Cost $30,131,002)	30,408,976
NET OTHER ASSETS (LIABILITIES) - 5.3%	1,686,004
NET ASSETS - 100%	$ 32,094,980
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information - continued
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.5%
Water & Sewer	13.8%
Special Tax	11.8%
Health Care	11.7%
Electric Utilities	11.1%
Others (Individually Less Than 5%)	12.8%
Net Other Assets	5.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $30,131,002)		$ 30,408,976
Cash		1,234,031
Receivable for fund shares sold		70,000
Interest receivable		398,049
Other receivables		81
Total assets		32,111,137

Liabilities
Distributions payable	$ 2,832
Accrued management fee	7,593
Transfer agent fee payable	4,874
Distribution and service plan fees payable	858
Total liabilities		16,157

Net Assets		$ 32,094,980
Net Assets consist of:
Paid in capital		$ 31,817,059
Distributions in excess of net investment income		(1)
Accumulated undistributed net realized gain (loss) on investments		(52)
Net unrealized appreciation (depreciation) on investments		277,974
Net Assets		$ 32,094,980

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,164,793 ÷ 410,416 shares)	$ 10.15

Maximum offering price per share (100/97.25 of $10.15)	$ 10.44
Municipal Income 2015: Net Asset Value, offering price and redemption price per share ($24,707,884 ÷ 2,434,835 shares)	$ 10.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,222,303 ÷ 317,535 shares)	$ 10.15

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2011 (Unaudited)

Investment Income
Interest		$ 199,399

Expenses
Management fee	$ 36,071
Transfer agent fees	12,006
Distribution and service plan fees	4,719
Independent trustees' compensation	38
Total expenses before reductions	52,834
Expense reductions	(230)	52,604
Net investment income (loss)		146,795
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2)
Change in net unrealized appreciation (depreciation) on investment securities		234,230
Net gain (loss)		234,228
Net increase (decrease) in net assets resulting from operations		$ 381,023

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2015 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2011 (Unaudited)	For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 146,795	$ 8,704
Net realized gain (loss)	(2)	(50)
Change in net unrealized appreciation (depreciation)	234,230	43,744
Net increase (decrease) in net assets resulting from operations	381,023	52,398
Distributions to shareholders from net investment income	(146,795)	(8,705)
Share transactions - net increase (decrease)	15,807,161	16,009,898
Total increase (decrease) in net assets	16,041,389	16,053,591

Net Assets
Beginning of period	16,053,591	-
End of period (including distributions in excess of net investment income of $1 and distributions in excess of net investment income of $1, respectively)	$ 32,094,980	$ 16,053,591

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.051	.005
Net realized and unrealized gain (loss)	.110	.039
Total from investment operations	.161	.044
Distributions from net investment income	(.051)	(.004)
Net asset value, end of period	$ 10.15	$ 10.04
Total Return B, C, D	1.60%	.44%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65% A
Expenses net of fee waivers, if any	.65% A	.65% A
Expenses net of all reductions	.65% A	.63% A
Net investment income (loss)	1.01% A	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,165	$ 3,027
Portfolio turnover rate	0% A	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2015

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.063	.007
Net realized and unrealized gain (loss)	.110	.040
Total from investment operations	.173	.047
Distributions from net investment income	(.063)	(.007)
Net asset value, end of period	$ 10.15	$ 10.04
Total Return B, C	1.73%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40% A
Expenses net of fee waivers, if any	.40% A	.40% A
Expenses net of all reductions	.40% A	.39% A
Net investment income (loss)	1.26% A	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,708	$ 10,456
Portfolio turnover rate	0% A	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.064	.007
Net realized and unrealized gain (loss)	.109	.040
Total from investment operations	.173	.047
Distributions from net investment income	(.063)	(.007)
Net asset value, end of period	$ 10.15	$ 10.04
Total Return B, C	1.73%	.47%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40% A
Expenses net of fee waivers, if any	.40% A	.40% A
Expenses net of all reductions	.40% A	.39% A
Net investment income (loss)	1.26% A	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,222	$ 2,572
Portfolio turnover rate	0% A	0% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	16.4	22.7
California	14.8	12.5
Texas	9.7	11.8
Massachusetts	9.5	9.9
Arizona	8.7	11.2
Top Five Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.7	37.1
Electric Utilities	17.0	24.0
Health Care	13.2	14.8
Education	10.5	2.4
Water & Sewer	9.4	4.9
Weighted Average Maturity as of December 31, 2011
		6 months ago
Years	5.5	6.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2011
6 months ago
Years	4.7	5.2

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
AAA 6.4%	AAA 10.8%
AA,A 85.0%	AA,A 86.4%
BBB 4.6%	BBB 0.0%
Short-Term Investments and Net Other Assets 4.0%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.0%
	Principal Amount	Value
Arizona - 8.7%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	$ 500,000	$ 597,700
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/17	900,000	1,072,827
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	293,680
		1,964,207
California - 14.8%
California Gen. Oblig. 5% 3/1/17	215,000	250,684
California Pub. Works Board Lease Rev. Series B, 5% 6/1/17 (FGIC Insured)	600,000	711,378
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	500,000	565,910
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	290,923
Newport Beach Rev. Series 2009 A, 5% 12/1/17	500,000	576,825
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	583,175
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	347,745
		3,326,640
Florida - 16.4%
Citizens Property Ins. Corp. Series 2010 A1, 5.25% 6/1/17	725,000	809,658
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	500,000	592,745
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,195,390
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/17 (a)	500,000	562,155
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	250,000	300,375
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	221,945
		3,682,268
Georgia - 4.6%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	200,000	231,440
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	295,205
Muni. Elec. Auth. of Georgia Series A, 5.25% 1/1/17	440,000	514,870
		1,041,515
Municipal Bonds - continued
	Principal Amount	Value
Illinois - 4.6%
Chicago Park District Gen. Oblig. Series 2011 C, 5% 1/1/17	$ 345,000	$ 405,375
Illinois Fin. Auth. Rev. Series 2009 B, 5% 7/1/17	200,000	235,942
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	281,973
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	100,000	118,404
		1,041,694
Massachusetts - 9.5%
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A, 5% 1/1/17	850,000	934,422
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,209,617
		2,144,039
Michigan - 1.2%
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	225,000	268,765
New Jersey - 5.7%
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	360,594
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4% 6/15/17	290,000	323,742
Series 2011 B, 5% 6/15/17	500,000	584,035
		1,268,371
New York - 5.6%
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	455,000	544,121
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	119,357
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/17	500,000	584,865
		1,248,343
North Carolina - 2.0%
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17	395,000	437,139
Ohio - 4.1%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	100,000	105,911
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	145,264
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/17	575,000	660,411
		911,586
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - 1.5%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	$ 300,000	$ 346,221
South Carolina - 0.7%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	125,000	147,470
Texas - 9.7%
Denton Independent School District Series 2011, 5% 8/15/17	500,000	604,910
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	416,282
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	566,205
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/17	500,000	601,215
		2,188,612
Utah - 1.8%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	405,078
Washington - 2.6%
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	283,408
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	250,000	292,833
		576,241
Wisconsin - 2.5%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	569,685
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $20,931,973)	21,567,874
NET OTHER ASSETS (LIABILITIES) - 4.0%	906,968
NET ASSETS - 100%	$ 22,474,842
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	32.7%
Electric Utilities	17.0%
Health Care	13.2%
Education	10.5%
Water & Sewer	9.4%
Special Tax	7.4%
Others* (Individually Less Than 5%)	9.8%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $20,931,973)		$ 21,567,874
Cash		579,617
Receivable for fund shares sold		70,000
Interest receivable		272,840
Other receivables		61
Total assets		22,490,392

Liabilities
Payable for fund shares redeemed	$ 3,469
Distributions payable	2,271
Accrued management fee	5,438
Transfer agent fee payable	3,641
Distribution and service plan fees payable	731
Total liabilities		15,550

Net Assets		$ 22,474,842
Net Assets consist of:
Paid in capital		$ 21,838,942
Accumulated undistributed net realized gain (loss) on investments		(1)
Net unrealized appreciation (depreciation) on investments		635,901
Net Assets		$ 22,474,842

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,536,193 ÷ 341,593 shares)	$ 10.35

Maximum offering price per share (100/97.25 of $10.35)	$ 10.64
Municipal Income 2017: Net Asset Value, offering price and redemption price per share ($15,787,233 ÷ 1,525,119 shares)	$ 10.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,151,416 ÷ 304,437 shares)	$ 10.35

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2017 Fund

Financial Statements - continued

Statement of Operations

Six months ended December 31, 2011 (Unaudited)

Investment Income
Interest		$ 195,060

Expenses
Management fee	$ 27,096
Transfer agent fees	9,027
Distribution and service plan fees	3,747
Independent trustees' compensation	29
Total expenses before reductions	39,899
Expense reductions	(176)	39,723
Net investment income (loss)		155,337
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1)
Change in net unrealized appreciation (depreciation) on investment securities		651,069
Net gain (loss)		651,068
Net increase (decrease) in net assets resulting from operations		$ 806,405

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2011 (Unaudited)	For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 155,337	$ 15,569
Net realized gain (loss)	(1)	-
Change in net unrealized appreciation (depreciation)	651,069	(15,168)
Net increase (decrease) in net assets resulting from operations	806,405	401
Distributions to shareholders from net investment income	(155,336)	(15,570)
Share transactions - net increase (decrease)	9,903,945	11,934,942
Redemption fees	55	-
Total increase (decrease) in net assets	10,555,069	11,919,773

Net Assets
Beginning of period	11,919,773	-
End of period (including undistributed net investment income of $0 and distributions in excess of net investment income of $1, respectively)	$ 22,474,842	$ 11,919,773

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.077	.012
Net realized and unrealized gain (loss)	.360	(.011)
Total from investment operations	.437	.001
Distributions from net investment income	(.077)	(.011)
Redemption fees added to paid in capital E	- H	-
Net asset value, end of period	$ 10.35	$ 9.99
Total Return B, C, D	4.39%	.01%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65% A
Expenses net of fee waivers, if any	.65% A	.65% A
Expenses net of all reductions	.65% A	.63% A
Net investment income (loss)	1.51% A	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,536	$ 2,618
Portfolio turnover rate	0% A	0% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2017

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.089	.014
Net realized and unrealized gain (loss)	.361	(.010)
Total from investment operations	.450	.004
Distributions from net investment income	(.090)	(.014)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.35	$ 9.99
Total Return B, C	4.52%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40% A
Expenses net of fee waivers, if any	.40% A	.40% A
Expenses net of all reductions	.40% A	.39% A
Net investment income (loss)	1.75% A	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,787	$ 6,801
Portfolio turnover rate	0% A	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.090	.015
Net realized and unrealized gain (loss)	.360	(.011)
Total from investment operations	.450	.004
Distributions from net investment income	(.090)	(.014)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.35	$ 9.99
Total Return B, C	4.52%	.04%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40% A
Expenses net of fee waivers, if any	.40% A	.40% A
Expenses net of all reductions	.40% A	.39% A
Net investment income (loss)	1.75% A	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,151	$ 2,500
Portfolio turnover rate	0% A	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Florida	13.0	4.9
Arizona	8.6	4.3
California	8.3	9.2
New Jersey	7.0	6.2
Illinois	6.6	9.0
Top Five Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Special Tax	28.3	22.4
General Obligations	26.8	44.0
Health Care	12.4	2.9
Education	7.9	5.9
Transportation	6.0	8.2
Weighted Average Maturity as of December 31, 2011
		6 months ago
Years	7.4	7.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2011
6 months ago
Years	6.1	6.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
AAA 16.9%	AAA 30.5%
AA,A 72.7%	AA,A 62.2%
BBB 4.8%	BBB 3.5%
Short-Term Investments and Net Other Assets 5.6%	Short-Term Investments and Net Other Assets 3.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.4%
	Principal Amount	Value
Arizona - 8.6%
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	$ 645,000	$ 724,967
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	741,528
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	541,155
		2,007,650
California - 8.3%
California Econ. Recovery Series A, 4.6% 7/1/19	300,000	359,070
California Gen. Oblig. 5.5% 4/1/19	500,000	612,090
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (MBIA Insured)	500,000	570,555
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	395,384
		1,937,099
Florida - 13.0%
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	250,000	277,368
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	605,390
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	800,000	962,448
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (a)	500,000	564,895
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	614,280
		3,024,381
Georgia - 1.0%
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	240,608
Illinois - 6.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,154,540
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	375,284
		1,529,824
Indiana - 1.3%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	309,765
Municipal Bonds - continued
	Principal Amount	Value
Iowa - 4.2%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	$ 870,000	$ 969,537
Maryland - 3.2%
Maryland Gen. Oblig. Series C, 5% 3/1/19	585,000	736,070
Massachusetts - 5.3%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,248,818
Minnesota - 5.3%
Hennepin County Sales Tax Rev. Series 2007 A, 5% 12/15/19	595,000	749,397
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	410,000	491,926
		1,241,323
New Jersey - 7.0%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	715,419
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/19	500,000	565,550
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	360,063
		1,641,032
New Mexico - 3.2%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	746,310
New York - 6.3%
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	1,000,000	1,235,980
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	200,000	239,102
		1,475,082
Ohio - 3.5%
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	700,000	815,388
Pennsylvania - 5.4%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	115,330
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 165,000	$ 209,728
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	942,120
		1,267,178
Texas - 6.4%
Del Valle Independent School District Series 2010, 5% 2/1/19	250,000	309,448
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	570,585
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	615,165
		1,495,198
Washington - 0.5%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	127,763
Wisconsin - 5.3%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	1,000,000	1,227,920
TOTAL INVESTMENT PORTFOLIO - 94.4% (Cost $20,870,728)	22,040,946
NET OTHER ASSETS (LIABILITIES) - 5.6%	1,298,403
NET ASSETS - 100%	$ 23,339,349
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Special Tax	28.3%
General Obligations	26.8%
Health Care	12.4%
Education	7.9%
Transportation	6.0%
Electric Utilities	5.3%
Water & Sewer	5.3%
Others (Individually Less Than 5%)	2.4%
Net Other Assets	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $20,870,728)		$ 22,040,946
Cash		918,266
Receivable for fund shares sold		90,538
Interest receivable		302,195
Other receivables		41
Total assets		23,351,986

Liabilities
Distributions payable	$ 1,791
Accrued management fee	5,670
Transfer agent fee payable	3,818
Distribution and service plan fees payable	1,358
Total liabilities		12,637

Net Assets		$ 23,339,349
Net Assets consist of:
Paid in capital		$ 22,172,334
Undistributed net investment income		1
Accumulated undistributed net realized gain (loss) on investments		(3,204)
Net unrealized appreciation (depreciation) on investments		1,170,218
Net Assets		$ 23,339,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,612,973 ÷ 625,254 shares)	$ 10.58

Maximum offering price per share (100/97.25 of $10.58)	$ 10.88
Municipal Income 2019: Net Asset Value, offering price and redemption price per share ($11,099,859 ÷ 1,049,490 shares)	$ 10.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,626,517 ÷ 531,983 shares)	$ 10.58

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2011 (Unaudited)

Investment Income
Interest		$ 276,537

Expenses
Management fee	$ 29,721
Transfer agent fees	9,904
Distribution and service plan fees	7,140
Independent trustees' compensation	34
Total expenses before reductions	46,799
Expense reductions	(133)	46,666
Net investment income (loss)		229,871
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(3,113)
Change in net unrealized appreciation (depreciation) on investment securities		1,250,718
Net gain (loss)		1,247,605
Net increase (decrease) in net assets resulting from operations		$ 1,477,476

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2019 Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2011 (Unaudited)	For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 229,871	$ 29,107
Net realized gain (loss)	(3,113)	1,215
Change in net unrealized appreciation (depreciation)	1,250,718	(80,500)
Net increase (decrease) in net assets resulting from operations	1,477,476	(50,178)
Distributions to shareholders from net investment income	(229,872)	(29,105)
Distributions to shareholders from net realized gain	(1,306)	-
Total distributions	(231,178)	(29,105)
Share transactions - net increase (decrease)	5,984,279	16,188,006
Redemption fees	49	-
Total increase (decrease) in net assets	7,230,626	16,108,723

Net Assets
Beginning of period	16,108,723	-
End of period (including undistributed net investment income of $1 and undistributed net investment income of $2, respectively)	$ 23,339,349	$ 16,108,723

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.110	.017
Net realized and unrealized gain (loss)	.630	(.051)
Total from investment operations	.740	(.034)
Distributions from net investment income	(.110)	(.016)
Distributions from net realized gain	(.001)	-
Total distributions	(.110) I	(.016)
Redemption fees added to paid in capital E	- H	-
Net asset value, end of period	$ 10.58	$ 9.95
Total Return B, C, D	7.48%	(.34)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65% A
Expenses net of fee waivers, if any	.65% A	.65% A
Expenses net of all reductions	.65% A	.64% A
Net investment income (loss)	2.13% A	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,613	$ 5,092
Portfolio turnover rate	12% A	5% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Total distributions of $.110 per share is comprised of distributions from net investment income of $.1097 and distributions from net realized gain of $.0006 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2019

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.122	.019
Net realized and unrealized gain (loss)	.631	(.050)
Total from investment operations	.753	(.031)
Distributions from net investment income	(.123)	(.019)
Distributions from net realized gain	(.001)	-
Total distributions	(.123) H	(.019)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.58	$ 9.95
Total Return B, C	7.61%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40% A
Expenses net of fee waivers, if any	.40% A	.40% A
Expenses net of all reductions	.40% A	.39% A
Net investment income (loss)	2.38% A	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,100	$ 5,967
Portfolio turnover rate	12% A	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.123 per share is comprised of distributions from net investment income of $.1226 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.122	.019
Net realized and unrealized gain (loss)	.631	(.050)
Total from investment operations	.753	(.031)
Distributions from net investment income	(.123)	(.019)
Distributions from net realized gain	(.001)	-
Total distributions	(.123) H	(.019)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.58	$ 9.95
Total Return B, C	7.61%	(.31)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40% A
Expenses net of fee waivers, if any	.40% A	.40% A
Expenses net of all reductions	.40% A	.39% A
Net investment income (loss)	2.38% A	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,627	$ 5,050
Portfolio turnover rate	12% A	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Total distributions of $.123 per share is comprised of distributions from net investment income of $.1226 and distributions from net realized gain of $.0006 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investment Changes (Unaudited)

Top Five States as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
New Jersey	13.6	8.8
Texas	12.6	8.5
California	9.9	8.1
Florida	8.0	0.0
Minnesota	7.3	14.6
Top Five Sectors as of December 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	41.9	54.7
Health Care	16.4	13.2
Special Tax	13.0	2.1
Education	10.4	15.8
Electric Utilities	8.1	7.5
Weighted Average Maturity as of December 31, 2011
		6 months ago
Years	9.4	9.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2011
6 months ago
Years	7.8	8.0

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2011	As of June 30, 2011
AAA 10.2%	AAA 23.7%
AA,A 84.8%	AA,A 68.6%
BBB 2.0%	BBB 0.0%
Short-Term Investments and Net Other Assets 3.0%	Short-Term Investments and Net Other Assets 7.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.0%
	Principal Amount	Value
Arizona - 6.3%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 701,171
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	361,881
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	601,570
		1,664,622
California - 9.9%
California Gen. Oblig. 5% 3/1/21	600,000	705,672
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	301,333
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	500,000	603,350
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	122,844
Series 2011 C, 5% 5/1/21 (b)	500,000	571,595
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	292,463
		2,597,257
Florida - 8.0%
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	304,535
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	912,465
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/21	750,000	901,200
		2,118,200
Georgia - 5.5%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	307,725
Georgia Gen. Oblig. Series 2009 I, 5% 7/1/21	500,000	639,490
Muni. Elec. Auth. of Georgia Series 2011 A, 5% 1/1/21	420,000	503,685
		1,450,900
Illinois - 2.2%
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	500,000	577,410
Indiana - 2.3%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	241,280
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	376,548
		617,828
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - 5.2%
Massachusetts Gen. Oblig.:
Series A, 5.25% 8/1/21	$ 240,000	$ 307,882
Series B, 5.25% 9/1/21	450,000	578,282
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	483,428
		1,369,592
Michigan - 3.2%
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	256,774
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	580,630
		837,404
Minnesota - 7.3%
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	500,000	574,180
Saint Paul Independent School District #625 Series 2011 A, 4% 2/1/21	1,170,000	1,361,140
		1,935,320
Nevada - 1.1%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	298,850
New Jersey - 13.6%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	750,000	905,115
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/21	540,000	642,357
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,135,780
New Jersey Trans. Trust Fund Auth. Series 2011 B, 5% 6/15/21	750,000	886,088
		3,569,340
New York - 2.4%
New York City Transitional Fin. Auth. Rev. Series 2003 A1, 5% 11/1/21	500,000	626,060
North Carolina - 0.9%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	231,770
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - 3.8%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	$ 380,000	$ 399,030
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	591,755
		990,785
South Carolina - 3.3%
Horry County School District Series 2011, 5% 3/1/21	700,000	881,552
Texas - 12.6%
Beaumont Independent School District Series 2011, 4% 2/15/21	465,000	544,636
Frisco Gen. Oblig. Series 2011, 4% 2/15/21	445,000	511,590
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	293,505
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	571,830
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (b)	200,000	240,252
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21	500,000	522,275
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	500,000	632,555
		3,316,643
Washington - 4.7%
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	787,037
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	154,260
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	299,180
		1,240,477
Municipal Bonds - continued
	Principal Amount	Value
Wisconsin - 4.7%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	$ 1,000,000	$ 1,243,430
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $24,049,259)	25,567,440
NET OTHER ASSETS (LIABILITIES) - 3.0%	781,063
NET ASSETS - 100%	$ 26,348,503
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	41.9%
Health Care	16.4%
Special Tax	13.0%
Education	10.4%
Electric Utilities	8.1%
Others* (Individually Less Than 5%)	10.2%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $24,049,259)		$ 25,567,440
Cash		343,618
Receivable for fund shares sold		147,400
Interest receivable		310,032
Other receivables		37
Total assets		26,368,527

Liabilities
Payable for fund shares redeemed	$ 408
Distributions payable	7,643
Accrued management fee	6,327
Transfer agent fee payable	4,338
Distribution and service plan fees payable	1,308
Total liabilities		20,024

Net Assets		$ 26,348,503
Net Assets consist of:
Paid in capital		$ 24,832,266
Undistributed net investment income		1
Accumulated undistributed net realized gain (loss) on investments		(1,945)
Net unrealized appreciation (depreciation) on investments		1,518,181
Net Assets		$ 26,348,503

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

December 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,398,724 ÷ 597,074 shares)	$ 10.72

Maximum offering price per share (100/97.25 of $10.72)	$ 11.02
Municipal Income 2021: Net Asset Value, offering price and redemption price per share ($13,746,517 ÷ 1,282,711 shares)	$ 10.72

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,203,262 ÷ 578,833 shares)	$ 10.72

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Municipal Income 2021 Fund

Financial Statements - continued

Statement of Operations

Six months ended December 31, 2011 (Unaudited)

Investment Income
Interest		$ 323,137

Expenses
Management fee	$ 31,660
Transfer agent fees	10,551
Distribution and service plan fees	7,145
Independent trustees' compensation	35
Total expenses before reductions	49,391
Expense reductions	(144)	49,247
Net investment income (loss)		273,890
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		57,870
Change in net unrealized appreciation (depreciation) on investment securities		1,592,243
Net gain (loss)		1,650,113
Net increase (decrease) in net assets resulting from operations		$ 1,924,003

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2011 (Unaudited)	For the period May 19, 2011 (commencement of operations) to June 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 273,890	$ 28,909
Net realized gain (loss)	57,870	2,234
Change in net unrealized appreciation (depreciation)	1,592,243	(74,062)
Net increase (decrease) in net assets resulting from operations	1,924,003	(42,919)
Distributions to shareholders from net investment income	(273,879)	(28,919)
Distributions to shareholders from net realized gain	(62,049)	-
Total distributions	(335,928)	(28,919)
Share transactions - net increase (decrease)	8,663,650	16,168,306
Redemption fees	310	-
Total increase (decrease) in net assets	10,252,035	16,096,468

Net Assets
Beginning of period	16,096,468	-
End of period (including undistributed net investment income of $1 and distributions in excess of net investment income of $10, respectively)	$ 26,348,503	$ 16,096,468

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.125	.017
Net realized and unrealized gain (loss)	.786	(.040)
Total from investment operations	.911	(.023)
Distributions from net investment income	(.125)	(.017)
Distributions from net realized gain	(.026)	-
Total distributions	(.151)	(.017)
Redemption fees added to paid in capital E	- H	-
Net asset value, end of period	$ 10.72	$ 9.96
Total Return B, C, D	9.20%	(.23)%
Ratios to Average Net Assets G
Expenses before reductions	.65% A	.65% A
Expenses net of fee waivers, if any	.65% A	.65% A
Expenses net of all reductions	.65% A	.63% A
Net investment income (loss)	2.40% A	1.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,399	$ 5,168
Portfolio turnover rate	23% A	5% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period May 19, 2011 (commencement of operations) to June 30, 2011.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Municipal Income 2021

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.137	.019
Net realized and unrealized gain (loss)	.787	(.040)
Total from investment operations	.924	(.021)
Distributions from net investment income	(.138)	(.019)
Distributions from net realized gain	(.026)	-
Total distributions	(.164)	(.019)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.72	$ 9.96
Total Return B, C	9.33%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40% A
Expenses net of fee waivers, if any	.40% A	.40% A
Expenses net of all reductions	.40% A	.39% A
Net investment income (loss)	2.65% A	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,747	$ 5,921
Portfolio turnover rate	23% A	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2011	Years ended June 30,
	(Unaudited)	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.138	.020
Net realized and unrealized gain (loss)	.786	(.041)
Total from investment operations	.924	(.021)
Distributions from net investment income	(.138)	(.019)
Distributions from net realized gain	(.026)	-
Total distributions	(.164)	(.019)
Redemption fees added to paid in capital D	- G	-
Net asset value, end of period	$ 10.72	$ 9.96
Total Return B, C	9.33%	(.21)%
Ratios to Average Net Assets F
Expenses before reductions	.40% A	.40% A
Expenses net of fee waivers, if any	.40% A	.40% A
Expenses net of all reductions	.40% A	.39% A
Net investment income (loss)	2.65% A	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,203	$ 5,008
Portfolio turnover rate	23% A	5% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 19, 2011 (commencement of operations) to June 30, 2011.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2011 (Unaudited)

1. Organization.

Fidelity Municipal Income 2015 Fund, Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund and Fidelity Municipal Income 2021 Fund, (the Funds) are funds of Fidelity Salem Street Trust (the Trust)(formerly Fidelity Fixed-Income Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds offer Class A, Institutional Class, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Revenue Code. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

Each Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2015 Fund	$ 30,131,001	$ 286,840	$ (8,865)	$ 277,975
Fidelity Municipal Income 2017 Fund	20,931,972	635,902	-	635,902
Fidelity Municipal Income 2019 Fund	20,870,727	1,170,219	-	1,170,219
Fidelity Municipal Income 2021 Fund	24,049,258	1,518,182	-	1,518,182

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward

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2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At June 30, 2011, capital loss carryforwards were as follows:

No expiration Short-term
Fidelity Municipal Income 2015 Fund	$ (50)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 30 days are subject to a redemption fee equal to 0.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2015 Fund	14,668,871	-
Fidelity Municipal Income 2017 Fund	9,489,491	-
Fidelity Municipal Income 2019 Fund	6,614,500	1,192,120
Fidelity Municipal Income 2021 Fund	10,458,920	2,390,565

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2015 Fund
Class A	.25%	$ 4,719	$ 3,755
Fidelity Municipal Income 2017 Fund
Class A	.25%	$ 3,747	$ 3,493
Fidelity Municipal Income 2019 Fund
Class A	.25%	$ 7,140	$ 6,716
Fidelity Municipal Income 2021 Fund
Class A	.25%	$ 7,145	$ 6,871

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2019 Fund
Class A	$ 47

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent, and servicing agent for each class of the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Funds to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives asset-based fees of .10% of average net assets for each class of each Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments.

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4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2015 Fund
Class A	$ 1,886
Municipal Income 2015	8,694
Institutional Class	1,426
$ 12,006
Fidelity Municipal Income 2017 Fund
Class A	$ 1,498
Municipal Income 2017	6,119
Institutional Class	1,410
$ 9,027
Fidelity Municipal Income 2019 Fund
Class A	$ 2,856
Municipal Income 2019	4,405
Institutional Class	2,643
$ 9,904
Fidelity Municipal Income 2021 Fund
Class A	$ 2,858
Municipal Income 2021	4,907
Institutional Class	2,786
$ 10,551

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Funds' accounting records. The fee is based on the level of average net assets for the month and is not paid by the Funds.

5. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction

Fidelity Municipal Income 2015 Fund	$ 230
Fidelity Municipal Income 2017 Fund	176
Fidelity Municipal Income 2019 Fund	133
Fidelity Municipal Income 2021 Fund	144

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Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2011	Year ended June 30, 2011 A
Fidelity Municipal Income 2015 Fund
From net investment income
Class A	$ 18,899	$ 1,019
Municipal Income 2015	109,989	5,971
Institutional Class	17,907	1,715
Total	$ 146,795	$ 8,705
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$ 22,474	$ 2,869
Municipal Income 2017	108,006	9,145
Institutional Class	24,856	3,556
Total	$ 155,336	$ 15,570
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$ 61,082	$ 8,276
Municipal Income 2019	105,506	11,089
Institutional Class	63,284	9,740
Total	$ 229,872	$ 29,105
From net realized gain
Class A	$ 375	$ -
Municipal Income 2019	612	-
Institutional Class	319	-
Total	$ 1,306	$ -
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$ 68,918	$ 8,352
Municipal Income 2021	130,803	10,807
Institutional Class	74,158	9,760
Total	$ 273,879	$ 28,919
From net realized gain
Class A	$ 15,383	$ -
Municipal Income 2021	31,859	-
Institutional Class	14,807	-
Total	$ 62,049	$ -

A For the period May 19, 2011 (commencement of operations) to June 30, 2011.

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7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2011	Year ended June 30, 2011 A	Six months ended December 31, 2011	Year ended June 30, 2011 A
Fidelity Municipal Income 2015 Fund
Class A
Shares sold	107,157	301,368	$ 1,080,877	$ 3,015,738
Reinvestment of distributions	1,790	101	18,130	1,019
Shares redeemed	-	-	-	-
Net increase (decrease)	108,947	301,469	$ 1,099,007	$ 3,016,757
Municipal Income 2015
Shares sold	1,443,234	1,040,959	$ 14,590,677	$ 10,426,095
Reinvestment of distributions	9,649	530	97,742	5,321
Shares redeemed	(59,537)	-	(600,938)	-
Net increase (decrease)	1,393,346	1,041,489	$ 14,087,481	$ 10,431,416
Institutional Class
Shares sold	59,652	255,977	$ 603,100	$ 2,560,010
Reinvestment of distributions	1,735	171	17,573	1,715
Shares redeemed	-	-	-	-
Net increase (decrease)	61,387	256,148	$ 620,673	$ 2,561,725
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	78,336	261,897	$ 793,124	$ 2,619,054
Reinvestment of distributions	2,119	287	21,598	2,869
Shares redeemed	(1,046)	-	(10,791)	-
Net increase (decrease)	79,409	262,184	$ 803,931	$ 2,621,923
Municipal Income 2017
Shares sold	867,268	680,194	$ 8,784,926	$ 6,800,696
Reinvestment of distributions	9,710	877	99,018	8,757
Shares redeemed	(32,930)	-	(335,375)	-
Net increase (decrease)	844,048	681,071	$ 8,548,569	$ 6,809,453
Institutional Class
Shares sold	51,673	250,001	$ 526,914	$ 2,500,010
Reinvestment of distributions	2,407	356	24,531	3,556
Shares redeemed	-	-	-	-
Net increase (decrease)	54,080	250,357	$ 551,445	$ 2,503,566

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Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2011	Year ended June 30, 2011 A	Six months ended December 31, 2011	Year ended June 30, 2011 A
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	107,654	510,922	$ 1,098,737	$ 5,109,052
Reinvestment of distributions	5,848	830	60,143	8,261
Shares redeemed	-	-	-	-
Net increase (decrease)	113,502	511,752	$ 1,158,880	$ 5,117,313
Municipal Income 2019
Shares sold	454,071	598,631	$ 4,617,347	$ 5,985,010
Reinvestment of distributions	9,682	1,098	99,654	10,933
Shares redeemed	(13,992)	-	(142,760)	-
Net increase (decrease)	449,761	599,729	$ 4,574,241	$ 5,995,943
Institutional Class
Shares sold	18,318	506,510	$ 187,681	$ 5,065,010
Reinvestment of distributions	6,176	979	63,477	9,740
Shares redeemed	-	-	-	-
Net increase (decrease)	24,494	507,489	$ 251,158	$ 5,074,750
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	76,407	518,171	$ 783,079	$ 5,181,982
Reinvestment of distributions	7,889	834	82,167	8,309
Shares redeemed	(6,227)	-	(63,183)	-
Net increase (decrease)	78,069	519,005	$ 802,063	$ 5,190,291
Municipal Income 2021
Shares sold	687,992	593,527	$ 7,069,614	$ 5,937,471
Reinvestment of distributions	13,055	1,081	136,069	10,774
Shares redeemed	(12,944)	-	(133,389)	-
Net increase (decrease)	688,103	594,608	$ 7,072,294	$ 5,948,245
Institutional Class
Shares sold	67,453	502,003	$ 701,902	$ 5,020,010
Reinvestment of distributions	8,491	980	88,388	9,760
Shares redeemed	(94)	-	(997)	-
Net increase (decrease)	75,850	502,983	$ 789,293	$ 5,029,770

A For the period May 19, 2011 (commencement of operations) to June 30, 2011.

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8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2015 Fund	32
Fidelity Municipal Income 2017 Fund	46
Fidelity Municipal Income 2019 Fund	69
Fidelity Municipal Income 2021 Fund	62

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Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ADMII-USAN-0212
1.926280.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 29, 2012